UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Income Fund

May 31, 2016

GOV-QTLY-0716
1.800338.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 50.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
1% 2/26/19	$478	$477
1.125% 12/14/18	240	240
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	948	997
Series 2002-20K Class 1, 5.08% 11/1/22	1,368	1,466
Series 2004-20H Class 1, 5.17% 8/1/24	668	722
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,374
4.25% 9/15/65	25,633	27,385
5.25% 9/15/39	2,807	3,658
5.375% 4/1/56	3,438	4,437
		62,756
U.S. Treasury Obligations - 47.8%
U.S. Treasury Bonds:
2.5% 2/15/46	18,500	17,944
2.5% 5/15/46	11,000	10,681
2.875% 8/15/45	122,916	128,798
3% 11/15/44	29,032	31,200
3% 11/15/45	40,000	42,966
3.625% 2/15/44	45,031	54,426
4.375% 2/15/38	78,154	105,239
4.375% 5/15/40	4,000	5,373
5% 5/15/37(a)(b)	41,142	59,947
U.S. Treasury Notes:
0.75% 1/31/18	18,507	18,474
0.75% 2/28/18	14,345	14,316
0.75% 4/15/18	46,723	46,604
0.75% 4/30/18	18,000	17,956
0.875% 10/15/17	10,183	10,191
0.875% 11/30/17	106,264	106,339
0.875% 1/31/18	4,683	4,685
0.875% 3/31/18	27,000	26,998
0.875% 7/15/18	228	228
0.875% 5/15/19	62,250	61,958
0.875% 7/31/19	6,174	6,137
1% 12/31/17	29,369	29,441
1% 5/31/18	58,578	58,695
1.125% 1/15/19	25,562	25,650
1.25% 11/30/18	15,000	15,104
1.25% 3/31/21	63,849	63,465
1.375% 7/31/18	14,780	14,924
1.375% 9/30/18	17,526	17,699
1.375% 2/28/19	69,770	70,481
1.375% 3/31/20	144,474	145,278
1.375% 4/30/20	4,172	4,193
1.375% 8/31/20	5,000	5,013
1.375% 1/31/21	27,500	27,509
1.375% 4/30/21	20,000	19,995
1.375% 5/31/21	20,000	20,003
1.5% 12/31/18	10,768	10,912
1.5% 1/31/19	43,197	43,772
1.5% 1/31/22	54,399	54,359
1.5% 2/28/23	73,865	73,187
1.5% 3/31/23	30,000	29,698
1.625% 4/30/19	11,603	11,801
1.625% 6/30/19	51,223	52,111
1.625% 12/31/19	41,368	42,031
1.625% 6/30/20	21,692	21,989
1.625% 7/31/20	30,000	30,400
1.625% 4/30/23	8,000	7,982
1.625% 5/31/23	20,000	19,952
1.625% 2/15/26	15,000	14,692
1.625% 5/15/26	15,000	14,703
1.75% 9/30/19	78,340	79,977
1.75% 10/31/20	18,000	18,314
1.75% 12/31/20	119,701	121,786
1.75% 2/28/22	5,000	5,062
1.875% 9/30/17	27,400	27,786
2% 7/31/22	18,845	19,309
2% 11/30/22	72,578	74,251
2% 8/15/25	69,730	70,713
2.125% 6/30/21	22,000	22,763
2.125% 12/31/21	2,000	2,067
2.25% 4/30/21	32,286	33,608
2.25% 7/31/21	26,021	27,082
2.25% 11/15/25	34,249	35,462
3.5% 2/15/18	23,836	24,897
		2,278,576
Other Government Related - 1.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7885% 12/7/20 (NCUA Guaranteed) (c)	3,883	3,872
Series 2011-R4 Class 1A, 0.8202% 3/6/20 (NCUA Guaranteed) (c)	2,346	2,344
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,168
		86,384
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,373,995)		2,427,716

U.S. Government Agency - Mortgage Securities - 2.9%
Fannie Mae - 1.5%
2.099% 10/1/33 (c)	120	124
2.133% 2/1/33 (c)	108	112
2.15% 7/1/35 (c)	66	68
2.174% 3/1/35 (c)	79	82
2.23% 7/1/34 (c)	104	109
2.29% 11/1/33 (c)	269	279
2.302% 6/1/36 (c)	174	182
2.303% 10/1/33 (c)	56	58
2.305% 12/1/34 (c)	182	189
2.455% 2/1/44 (c)	635	657
2.494% 4/1/44 (c)	1,000	1,033
2.522% 3/1/36 (c)	418	436
2.523% 2/1/44 (c)	592	611
2.534% 5/1/36 (c)	135	142
2.545% 11/1/36 (c)	96	101
2.547% 1/1/44 (c)	1,024	1,060
2.557% 10/1/33 (c)	123	130
2.557% 6/1/42 (c)	323	335
2.591% 5/1/44 (c)	1,135	1,173
2.615% 7/1/35 (c)	226	238
2.627% 3/1/40 (c)	1,728	1,823
2.632% 5/1/44 (c)	1,669	1,732
2.68% 4/1/44 (c)	2,383	2,463
2.689% 2/1/42 (c)	2,100	2,192
2.69% 3/1/37 (c)	115	121
2.715% 2/1/36 (c)	49	51
2.757% 1/1/42 (c)	1,712	1,782
2.833% 3/1/35 (c)	80	84
2.951% 11/1/40 (c)	190	200
2.98% 9/1/41 (c)	217	227
2.991% 10/1/41 (c)	99	103
3% 6/1/31 (d)	12,100	12,611
3% 4/1/45 to 3/1/46	20,438	20,941
3.248% 7/1/41 (c)	322	338
3.358% 10/1/41 (c)	160	168
3.557% 7/1/41 (c)	417	439
4% 2/1/42	422	453
4.5% 7/1/33 to 4/1/39	4,203	4,585
5% 7/1/35	8,854	9,889
5.5% 1/1/29	1,891	2,118
6.5% 2/1/17 to 5/1/27	347	395
9.5% 10/1/20	10	11
11.5% 1/15/21	2	2
		69,847
Freddie Mac - 0.4%
2.207% 5/1/37 (c)	220	230
2.32% 3/1/35 (c)	297	306
2.356% 10/1/42 (c)	1,621	1,718
2.615% 6/1/35 (c)	170	179
2.741% 2/1/36 (c)	23	24
2.795% 7/1/36 (c)	312	332
2.798% 7/1/35 (c)	887	944
2.918% 3/1/33 (c)	7	8
2.986% 10/1/41 (c)	3,007	3,158
3% 11/1/42 to 2/1/43	4,080	4,203
3.063% 9/1/41 (c)	1,965	2,054
3.205% 9/1/41 (c)	236	248
3.216% 4/1/41 (c)	260	272
3.29% 6/1/41 (c)	255	268
3.391% 10/1/35 (c)	169	180
3.433% 5/1/41 (c)	191	201
3.632% 6/1/41 (c)	382	402
3.703% 5/1/41 (c)	301	317
4.5% 5/1/39 to 10/1/41	3,521	3,877
5.5% 7/1/29	42	47
6% 1/1/24	1,416	1,552
9.5% 6/1/18 to 8/1/21	14	15
		20,535
Ginnie Mae - 1.0%
4.3% 8/20/61 (e)	4,331	4,493
4.649% 2/20/62 (e)	3,041	3,218
4.682% 2/20/62 (e)	4,046	4,265
4.684% 1/20/62 (e)	23,447	24,678
5.47% 8/20/59 (e)	957	976
5.5% 11/15/35	2,228	2,547
5.612% 4/20/58 (e)	141	142
6% 6/15/36	4,932	5,774
		46,093
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $134,033)		136,475

Collateralized Mortgage Obligations - 16.2%
U.S. Government Agency - 16.2%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.426% 8/25/31 (c)	116	118
Series 2002-49 Class FB, 1.0362% 11/18/31 (c)	104	104
Series 2002-60 Class FV, 1.446% 4/25/32 (c)	44	45
Series 2002-75 Class FA, 1.446% 11/25/32 (c)	90	92
Series 2010-15 Class FJ, 1.376% 6/25/36 (c)	7,024	7,122
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	2,165	2,315
Series 2005-27 Class NE, 5.5% 5/25/34	1,238	1,266
Series 2005-64 Class PX, 5.5% 6/25/35	2,219	2,433
Series 2005-68 Class CZ, 5.5% 8/25/35	5,023	5,656
Series 2006-45 Class OP, 6/25/36(f)	982	882
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,663
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,123	1,221
Series 2004-91 Class Z, 5% 12/25/34	6,884	7,667
Series 2005-117 Class JN, 4.5% 1/25/36	645	693
Series 2005-14 Class ZB, 5% 3/25/35	2,073	2,305
Series 2006-72 Class CY, 6% 8/25/26	4,347	4,784
Series 2009-59 Class HB, 5% 8/25/39	2,875	3,195
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	12,176
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	427	29
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	647	42
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	4,845	608
Series 2010-39 Class FG, 1.366% 3/25/36 (c)	4,383	4,471
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,419	88
Series 2012-27 Class EZ, 4.25% 3/25/42	8,238	9,091
Series 2016-26 Class CG, 3% 5/25/46	28,009	28,990
Freddie Mac:
floater:
Series 2530 Class FE, 1.0345% 2/15/32 (c)	61	62
Series 2630 Class FL, 0.9345% 6/15/18 (c)	35	35
Series 2682 Class FB, 1.3345% 10/15/33 (c)	3,937	3,994
Series 2711 Class FC, 1.3345% 2/15/33 (c)	2,296	2,329
planned amortization class:
Series 1141 Class G, 9% 9/15/21	50	57
Series 2356 Class GD, 6% 9/15/16	2	2
Series 2376 Class JE, 5.5% 11/15/16	31	31
Series 2381 Class OG, 5.5% 11/15/16	7	7
Series 2682 Class LD, 4.5% 10/15/33	777	841
Series 3415 Class PC, 5% 12/15/37	658	716
Series 3763 Class QA, 4% 4/15/34	1,770	1,809
Series 3840 Class VA, 4.5% 9/15/27	4,235	4,504
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,230	1,242
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	9,351	10,606
Series 2587 Class AD, 4.71% 3/15/33	4,196	4,495
Series 2773 Class HC, 4.5% 4/15/19	405	416
Series 2877 Class ZD, 5% 10/15/34	8,423	9,364
Series 3007 Class EW, 5.5% 7/15/25	6,619	7,243
Series 3745 Class KV, 4.5% 12/15/26	6,954	7,588
Series 3806 Class L, 3.5% 2/15/26	8,900	9,680
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,626
Series 3889 Class DZ, 4% 1/15/41	33,101	36,325
Series 3843 Class PZ, 5% 4/15/41	2,404	2,912
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.9185% 1/20/38 (c)	314	316
Series 2008-73 Class FA, 1.2985% 8/20/38 (c)	2,321	2,360
Series 2008-83 Class FB, 1.3385% 9/20/38 (c)	2,183	2,222
Series 2009-108 Class CF, 1.0345% 11/16/39 (c)	1,440	1,451
Series 2011-H20 Class FA, 0.9874% 9/20/61 (c)(e)	9,778	9,733
Series 2011-H21 Class FA, 1.0374% 10/20/61 (c)(e)	6,609	6,592
Series 2012-H01 Class FA, 1.1374% 11/20/61 (c)(e)	5,633	5,638
Series 2012-H03 Class FA, 1.1374% 1/20/62 (c)(e)	3,562	3,565
Series 2012-H06 Class FA, 1.0674% 1/20/62 (c)(e)	5,409	5,401
Series 2012-H07 Class FA, 1.0674% 3/20/62 (c)(e)	3,215	3,211
Series 2013-H19:
Class FC, 1.0374% 8/20/63 (c)(e)	1,182	1,179
Class FD, 1.0374% 8/20/63 (c)(e)	3,310	3,301
Series 2014-H02 Class FB, 1.0874% 12/20/63 (c)(e)	38,870	38,834
Series 2014-H03 Class FA, 1.0374% 1/20/64 (c)(e)	15,781	15,737
Series 2015-H07 Class FA, 0.3% 3/20/65 (c)(e)	24,027	23,925
Series 2015-H13 Class FL, 0.7174% 5/20/63 (c)(e)	32,887	32,755
Series 2015-H19 Class FA, 0.6374% 4/20/63 (c)(e)	31,310	31,149
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	55	55
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	12,903
Series 2010-59 Class PB, 4.5% 7/20/39	12,762	13,493
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,375
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	6,106	6,095
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	50,158	52,242
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	6,649	6,830
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	17,694	18,681
Series 2010-H17 Class XP, 5.2991% 7/20/60 (c)(e)	21,800	22,950
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	15,988	16,842
Series 2011-71 Class ZB, 5.5% 8/20/34	13,345	15,177
Series 2012-64 Class KB, 9.6777% 5/20/41 (c)	531	668
Series 2013-124:
Class ES, 8.0821% 4/20/39 (c)(h)	6,334	6,899
Class ST, 8.2154% 8/20/39 (c)(h)	11,972	13,673
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	16,488	16,742
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	52,420	53,150
Class JA, 2.5% 6/20/65 (e)	6,296	6,385
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	46,778	46,612
Series 2090-118 Class XZ, 5% 12/20/39	13,240	15,784
Ginnie Mae pass thru certificates Series BC-JN4 Class BA, 1.19% 7/20/56 (c)(d)(e)	27,024	27,024
		773,889
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $771,929)		773,889

Commercial Mortgage Securities - 3.8%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,098
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	6,437	6,677
Series K029 Class A2, 3.32% 2/25/23 (c)	3,110	3,356
Series K034 Class A1, 2.669% 2/25/23	14,103	14,501
Series K037 Class A2, 3.49% 1/25/24	11,281	12,296
Series K032 Class A1, 3.016% 2/25/23	23,926	25,029
Series K039 Class A2, 3.303% 7/25/24	24,645	26,569
Series K042 Class A2, 2.67% 12/25/24	22,200	22,868
Series K501 Class A2, 1.655% 11/25/16	6,384	6,387
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	58,600	60,896
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $179,067)		182,677

Foreign Government and Government Agency Obligations - 3.4%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	89,505
5.5% 12/4/23	48	59
5.5% 4/26/24	6,065	7,532
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,975
3% 6/30/25	19,267	20,441
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $142,888)		160,512
	Shares	Value (000s)

Fixed-Income Funds - 23.3%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $1,056,340)	10,117,726	1,113,860

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.40% (j)
(Cost $40,503)	40,503,441	40,503
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $4,698,755)		4,835,632
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(61,711)
NET ASSETS - 100%		$4,773,921

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
64 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	13,946	$5

The face value of futures purchased as a percentage of Net Assets is 0.29%.

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Jun. 2026	USD 23,100	2.25%	3-month LIBOR	$290	$0	$290
CME	Jun. 2046	USD 1,150	2.5%	3-month LIBOR	21	0	21

TOTAL INTEREST RATE SWAPS					$311	$0	$311

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $57,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,064,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows: (Values shown as $0 may reflect amounts less than $500.)

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$0
Fidelity Mortgage Backed Securities Central Fund	20,248
Total	$20,248

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$60,279	$--	$1,113,860	16.6%
Total	$1,044,642	$60,279	$--	$1,113,860

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,427,716	$--	$2,427,716	$--
U.S. Government Agency - Mortgage Securities	136,475	--	136,475	--
Collateralized Mortgage Obligations	773,889	--	773,889	--
Commercial Mortgage Securities	182,677	--	182,677	--
Foreign Government and Government Agency Obligations	160,512	--	160,512	--
Fixed-Income Funds	1,113,860	1,113,860	--	--
Money Market Funds	40,503	40,503	--	--
Total Investments in Securities:	$4,835,632	$1,154,363	$3,681,269	$--
Derivative Instruments:
Assets
Futures Contracts	$5	$5	$--	$--
Swaps	311	--	311	--
Total Assets	$316	$5	$311	$--
Total Derivative Instruments:	$316	$5	$311	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $4,697,951,000. Net unrealized appreciation aggregated $137,681,000, of which $146,193,000 related to appreciated investment securities and $8,512,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

May 31, 2016

SLM-QTLY-0716
1.800340.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.1%
Federal Home Loan Bank 1% 6/21/17	3,190	3,197
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	129	139
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,928
		8,264
U.S. Treasury Obligations - 65.0%
U.S. Treasury Notes:
0.75% 1/31/18	$6,000	$5,989
0.75% 4/15/18	6,035	6,020
0.875% 11/30/17	3,318	3,320
0.875% 1/31/18	14,546	14,552
0.875% 5/15/19	41,264	41,074
0.875% 7/31/19	22,596	22,461
1% 5/31/18	17,918	17,954
1.125% 6/15/18	9,055	9,095
1.125% 1/15/19	18,999	19,064
1.25% 11/30/18	7,000	7,048
1.25% 3/31/21	24,955	24,805
1.375% 7/31/18	8,863	8,950
1.375% 9/30/18	3,911	3,949
1.375% 2/28/19	2,639	2,666
1.375% 3/31/20	11,714	11,780
1.375% 4/30/20	972	977
1.375% 1/31/21	10,000	10,003
1.5% 12/31/18	1,151	1,166
1.5% 1/31/19	10,148	10,283
1.5% 1/31/22	30,862	30,839
1.5% 2/28/23	7,055	6,990
1.625% 4/30/19	13,043	13,266
1.625% 6/30/19	13,881	14,122
1.625% 12/31/19	9,696	9,851
1.625% 6/30/20	725	735
1.625% 7/31/20	3,000	3,040
1.625% 4/30/23	8,000	7,982
1.625% 2/15/26	6,457	6,325
1.75% 9/30/19	9,904	10,111
1.75% 10/31/20	5,000	5,087
1.75% 12/31/20	12,412	12,628
1.75% 2/28/22	4,000	4,049
1.75% 4/30/22	3,240	3,277
2% 11/30/22	25,473	26,060
2% 2/15/25	31,557	32,056
2% 8/15/25	5,672	5,752
2.25% 4/30/21	2,805	2,920
2.25% 7/31/21	36,982	38,490
2.25% 11/15/25	10,000	10,354
2.375% 8/15/24	1,505	1,575
3.5% 2/15/18 (a)(b)	4,299	4,490
		471,155
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7885% 12/7/20 (NCUA Guaranteed) (c)	916	913
Series 2011-R1 Class 1A, 0.8902% 1/8/20 (NCUA Guaranteed) (c)	1,996	1,994
Series 2011-R4 Class 1A, 0.8202% 3/6/20 (NCUA Guaranteed) (c)	507	506
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,000
		16,413
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $491,495)		495,832

U.S. Government Agency - Mortgage Securities - 3.6%
Fannie Mae - 1.6%
2.115% 10/1/35 (c)	10	10
2.133% 2/1/33 (c)	12	12
2.15% 7/1/35 (c)	8	8
2.174% 3/1/35 (c)	10	10
2.23% 7/1/34 (c)	12	13
2.29% 11/1/33 (c)	28	29
2.302% 6/1/36 (c)	16	17
2.303% 10/1/33 (c)	7	7
2.305% 12/1/34 (c)	18	18
2.315% 1/1/35 (c)	76	79
2.315% 9/1/36 (c)	31	33
2.455% 2/1/44 (c)	103	107
2.478% 7/1/36 (c)	60	63
2.494% 4/1/44 (c)	162	168
2.523% 2/1/44 (c)	96	99
2.534% 5/1/36 (c)	13	14
2.545% 11/1/36 (c)	96	101
2.547% 1/1/44 (c)	166	172
2.55% 3/1/33 (c)	36	37
2.557% 10/1/33 (c)	15	16
2.564% 6/1/47 (c)	60	64
2.591% 5/1/44 (c)	185	191
2.615% 7/1/35 (c)	17	18
2.627% 3/1/40 (c)	400	422
2.632% 5/1/44 (c)	271	281
2.667% 2/1/37 (c)	183	193
2.68% 4/1/44 (c)	387	400
2.689% 2/1/42 (c)	569	594
2.69% 3/1/37 (c)	11	11
2.715% 2/1/36 (c)	5	5
2.757% 1/1/42 (c)	453	472
2.833% 3/1/35 (c)	10	10
2.896% 8/1/35 (c)	166	176
3% 6/1/31 (d)	2,100	2,189
3.012% 4/1/36 (c)	93	99
5% 1/1/22 to 7/1/35	1,580	1,763
5.5% 10/1/20 to 1/1/29	1,975	2,131
6% 10/1/16 to 3/1/34	399	460
6.5% 8/1/16 to 8/1/36	1,366	1,584
10.25% 10/1/18	1	1
		12,077
Freddie Mac - 0.6%
2.175% 6/1/37 (c)	12	13
2.2% 3/1/37 (c)	7	8
2.207% 5/1/37 (c)	21	22
2.218% 2/1/37 (c)	22	23
2.285% 8/1/37 (c)	32	34
2.32% 3/1/35 (c)	29	30
2.35% 7/1/35 (c)	62	65
2.356% 10/1/42 (c)	437	463
2.363% 6/1/33 (c)	89	93
2.368% 11/1/35 (c)	82	86
2.372% 7/1/35 (c)	439	456
2.513% 4/1/34 (c)	369	389
2.54% 6/1/37 (c)	107	113
2.563% 5/1/37 (c)	29	31
2.605% 5/1/37 (c)	139	147
2.626% 10/1/36 (c)	122	128
2.634% 10/1/35 (c)	53	55
2.636% 5/1/37 (c)	329	347
2.668% 4/1/37 (c)	21	22
2.741% 2/1/36 (c)	3	3
2.795% 7/1/36 (c)	30	32
2.798% 7/1/35 (c)	90	95
2.845% 4/1/37 (c)	4	4
2.918% 3/1/33 (c)	1	1
2.986% 10/1/41 (c)	487	511
3.063% 9/1/41 (c)	553	578
3.391% 10/1/35 (c)	16	17
6% 1/1/24	300	329
6.5% 12/1/21	81	88
9.5% 7/1/16 to 8/1/21	10	11
10% 9/1/16 to 3/1/21	13	14
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		4,210
Ginnie Mae - 1.4%
4.3% 8/20/61 (e)	905	939
4.649% 2/20/62 (e)	640	677
4.682% 2/20/62 (e)	846	892
4.684% 1/20/62 (e)	5,047	5,312
5.47% 8/20/59 (e)	202	206
5.5% 11/15/35	470	537
5.612% 4/20/58 (e)	31	31
6% 6/15/36	1,024	1,199
8% 12/15/23	78	90
8.5% 2/15/17	0	0
10.5% 12/15/17 to 10/15/21	48	53
11% 7/20/18 to 1/20/21	8	9
		9,945
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $25,652)		26,232

Collateralized Mortgage Obligations - 19.7%
U.S. Government Agency - 19.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.34% 4/25/24 (c)	524	527
Series 2001-38 Class QF, 1.426% 8/25/31 (c)	108	110
Series 2002-60 Class FV, 1.446% 4/25/32 (c)	22	22
Series 2002-74 Class FV, 0.896% 11/25/32 (c)	1,173	1,179
Series 2002-75 Class FA, 1.446% 11/25/32 (c)	45	46
Series 2010-15 Class FJ, 1.376% 6/25/36 (c)	1,520	1,541
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	4	5
Series 2002-16 Class PG, 6% 4/25/17	9	9
Series 2002-9 Class PC, 6% 3/25/17	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	236	255
Series 2005-19 Class PA, 5.5% 7/25/34	467	499
Series 2005-27 Class NE, 5.5% 5/25/34	261	267
Series 2005-64 Class PX, 5.5% 6/25/35	479	525
Series 2005-68 Class CZ, 5.5% 8/25/35	1,025	1,154
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	7	7
Series 2003-117 Class MD, 5% 12/25/23	236	257
Series 2004-52 Class KZ, 5.5% 7/25/34	2,599	2,926
Series 2004-91 Class Z, 5% 12/25/34	1,523	1,696
Series 2009-59 Class HB, 5% 8/25/39	601	668
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,887
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,118	140
Series 2010-39 Class FG, 1.366% 3/25/36 (c)	944	963
Series 2011-67 Class AI, 4% 7/25/26 (f)	287	30
Series 2016-26 Class CG, 3% 5/25/46	3,578	3,704
Freddie Mac:
floater:
Series 2526 Class FC, 0.8345% 11/15/32 (c)	195	196
Series 2630 Class FL, 0.9345% 6/15/18 (c)	4	4
Series 2711 Class FC, 1.3345% 2/15/33 (c)	496	503
floater planned amortization class Series 2770 Class FH, 0.8345% 3/15/34 (c)	474	475
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	2	2
Series 2376 Class JE, 5.5% 11/15/16	3	3
Series 2381 Class OG, 5.5% 11/15/16	1	1
Series 2425 Class JH, 6% 3/15/17	6	6
Series 2802 Class OB, 6% 5/15/34	604	676
Series 3415 Class PC, 5% 12/15/37	185	201
Series 3763 Class QA, 4% 4/15/34	369	377
Series 3840 Class VA, 4.5% 9/15/27	709	754
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	259	261
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	585	656
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,961	2,224
Series 2004-2862 Class NE, 5% 9/15/24	4,215	4,513
Series 2145 Class MZ, 6.5% 4/15/29	663	766
Series 2357 Class ZB, 6.5% 9/15/31	353	413
Series 2877 Class ZD, 5% 10/15/34	1,856	2,064
Series 2998 Class LY, 5.5% 7/15/25	197	216
Series 3007 Class EW, 5.5% 7/15/25	839	918
Series 3745 Class KV, 4.5% 12/15/26	1,189	1,297
Series 3806 Class L, 3.5% 2/15/26	1,400	1,523
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9385% 7/20/37 (c)	266	268
Series 2008-2 Class FD, 0.9185% 1/20/38 (c)	66	66
Series 2009-108 Class CF, 1.0345% 11/16/39 (c)	298	301
Series 2009-116 Class KF, 0.9645% 12/16/39 (c)	227	228
Series 2010-H17 Class FA, 0.767% 7/20/60 (c)(e)	2,551	2,518
Series 2010-H18 Class AF, 0.7374% 9/20/60 (c)(e)	3,053	3,010
Series 2010-H19 Class FG, 0.7374% 8/20/60 (c)(e)	3,485	3,437
Series 2010-H27 Series FA, 0.8174% 12/20/60 (c)(e)	890	879
Series 2011-H05 Class FA, 0.9374% 12/20/60 (c)(e)	1,746	1,735
Series 2011-H07 Class FA, 0.9374% 2/20/61 (c)(e)	3,319	3,300
Series 2011-H12 Class FA, 0.9274% 2/20/61 (c)(e)	3,784	3,761
Series 2011-H13 Class FA, 0.9374% 4/20/61 (c)(e)	1,441	1,432
Series 2011-H14:
Class FB, 0.9374% 5/20/61 (c)(e)	1,653	1,642
Class FC, 0.9374% 5/20/61 (c)(e)	1,490	1,481
Series 2011-H17 Class FA, 0.9674% 6/20/61 (c)(e)	1,933	1,924
Series 2011-H21 Class FA, 1.0374% 10/20/61 (c)(e)	1,897	1,892
Series 2012-H01 Class FA, 1.1374% 11/20/61 (c)(e)	1,617	1,618
Series 2012-H03 Class FA, 1.1374% 1/20/62 (c)(e)	1,026	1,027
Series 2012-H06 Class FA, 1.0674% 1/20/62 (c)(e)	1,550	1,548
Series 2012-H07 Class FA, 1.0674% 3/20/62 (c)(e)	926	925
Series 2015-H13 Class FL, 0.7174% 5/20/63 (c)(e)	5,669	5,647
Series 2015-H19 Class FA, 0.6374% 4/20/63 (c)(e)	5,363	5,336
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	12	12
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,087
Series 2010-59 Class PB, 4.5% 7/20/39	6,278	6,637
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	689	70
Series 2011-68 Class EC, 3.5% 4/20/41	1,212	1,274
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	988	986
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	1,115	1,145
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	3,826	4,039
Series 2010-H17 Class XP, 5.2991% 7/20/60 (c)(e)	4,614	4,858
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	3,365	3,545
Series 2011-71 Class ZB, 5.5% 8/20/34	2,076	2,360
Series 2012-64 Class KB, 9.6777% 5/20/41 (c)	114	143
Series 2013-124:
Class ES, 8.0821% 4/20/39 (c)(g)	1,292	1,408
Class ST, 8.2154% 8/20/39 (c)(g)	2,443	2,790
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	3,726	3,784
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	11,341	11,499
Class JA, 2.5% 6/20/65 (e)	1,066	1,081
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	7,821	7,794
Series 2090-118 Class XZ, 5% 12/20/39	2,098	2,501
Ginnie Mae pass thru certificates Series BC-JN4 Class BA, 1.19% 7/20/56 (c)(d)(e)	4,137	4,137
		142,592
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $142,271)		142,592

Commercial Mortgage Securities - 4.2%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	855
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	1,098	1,139
Series K029 Class A2, 3.32% 2/25/23 (c)	524	565
Series K034 Class A1, 2.669% 2/25/23	3,003	3,087
Series K037 Class A2, 3.49% 1/25/24	1,803	1,965
Series K032 Class A1, 3.016% 2/25/23	5,093	5,328
Series K039 Class A2, 3.303% 7/25/24	5,032	5,425
Series K042 Class A2, 2.67% 12/25/24	4,200	4,326
Series K501 Class A2, 1.655% 11/25/16	1,376	1,377
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	6,300	6,547
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $29,965)		30,614

Foreign Government and Government Agency Obligations - 4.5%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,637
5.5% 12/4/23	10,710	13,266
5.5% 4/26/24	1,100	1,366
Jordanian Kingdom:
2.503% 10/30/20	8,609	9,013
3% 6/30/25	3,329	3,532
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,216)		32,814
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.40% (h)
(Cost $3,156)	3,156,366	3,156
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $722,755)		731,240
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,792)
NET ASSETS - 100%		$725,448

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
137 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	$29,853	$10

The face value of futures purchased as a percentage of Net Assets is 4.1%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Jun. 2026	$3,000	3-month LIBOR	2.25%	$(36)	$0	$(36)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $437,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$0

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$495,832	$--	$495,832	$--
U.S. Government Agency - Mortgage Securities	26,232	--	26,232	--
Collateralized Mortgage Obligations	142,592	--	142,592	--
Commercial Mortgage Securities	30,614	--	30,614	--
Foreign Government and Government Agency Obligations	32,814	--	32,814	--
Money Market Funds	3,156	3,156	--	--
Total Investments in Securities:	$731,240	$3,156	$728,084	$--
Derivative Instruments:
Assets
Futures Contracts	$10	$10	$--	$--
Total Assets	$10	$10	$--	$--
Liabilities
Swaps	$(36)	$--	$(36)	$--
Total Liabilities	$(36)	$--	$(36)	$--
Total Derivative Instruments:	$(26)	$10	$(36)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $722,482,000. Net unrealized appreciation aggregated $8,758,000, of which $9,839,000 related to appreciated investment securities and $1,081,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

May 31, 2016

TBD-QTLY-0716
1.800361.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.7%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.1%
J.B. Poindexter & Co., Inc. 9% 4/1/22(b)		$3,045,000	$3,204,863
Metalsa SA de CV 4.9% 4/24/23 (b)		640,000	615,872
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		457,211	507,504
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,743,258
The Goodyear Tire & Rubber Co. 5% 5/31/26		5,035,000	5,091,644
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	498,200
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		5,910,000	5,910,000
			18,571,341
Automobiles - 1.1%
Daimler Finance North America LLC 1.45% 8/1/16 (b)		7,526,000	7,532,179
General Motors Co.:
3.5% 10/2/18		9,215,000	9,449,706
5.2% 4/1/45		11,902,000	11,560,948
6.25% 10/2/43		1,543,000	1,702,076
6.6% 4/1/36		9,383,000	10,701,574
6.75% 4/1/46		15,744,000	18,418,591
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,976,657
3.15% 1/15/20		27,252,000	27,529,643
3.2% 7/13/20		20,200,000	20,387,113
3.25% 5/15/18		4,810,000	4,900,933
3.5% 7/10/19		10,761,000	11,045,252
4% 1/15/25		18,085,000	17,988,354
4.2% 3/1/21		26,269,000	27,443,802
4.25% 5/15/23		5,420,000	5,536,167
4.375% 9/25/21		47,963,000	50,258,701
4.75% 8/15/17		5,050,000	5,215,322
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (b)		33,222,000	33,225,654
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	650,000	698,187
			266,570,859
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,759,525
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,241,980
4.25% 6/15/23		8,466,000	9,168,492
			10,410,472
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,294,000
Aramark Services, Inc. 4.75% 6/1/26 (b)		2,520,000	2,507,400
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		4,325,000	3,946,563
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		5,205,000	5,048,850
FelCor Lodging LP 5.625% 3/1/23		135,000	137,700
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21		2,820,000	2,890,500
5.375% 4/15/26		880,000	917,400
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		2,055,000	2,132,063
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,735,058
3.7% 1/30/26		9,591,000	10,193,814
4.7% 12/9/35		4,951,000	5,321,642
4.875% 12/9/45		7,770,000	8,607,567
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,151,417
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	5,008,200
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		2,790,000	2,810,925
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	541,690
Scientific Games Corp.:
6.625% 5/15/21		9,310,000	5,632,550
7% 1/1/22 (b)		7,445,000	7,519,450
10% 12/1/22		10,060,000	8,148,600
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,381,300
Times Square Hotel Trust 8.528% 8/1/26 (b)		709,202	837,999
Whitbread PLC 3.375% 10/16/25 (Reg. S)	GBP	1,900,000	2,802,142
Wynn Macau Ltd. 5.25% 10/15/21 (b)		27,030,000	26,219,100
			125,785,930
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		30,000	28,575
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)		125,000	114,063
CalAtlantic Group, Inc. 5.25% 6/1/26		4,630,000	4,569,231
Calatlantic Group, Inc. 5.875% 11/15/24		1,775,000	1,872,625
Lennar Corp.:
4.75% 4/1/21		4,845,000	4,954,013
4.875% 12/15/23		3,435,000	3,392,063
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,286,325
Meritage Homes Corp. 6% 6/1/25		1,905,000	1,943,100
PulteGroup, Inc. 4.25% 3/1/21		3,635,000	3,712,244
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (c)		3,885,000	4,035,738
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,506,213
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	570,000
5.875% 6/15/24		415,000	413,963
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	6,097,813
7% 8/15/22		12,090,000	11,999,325
			52,522,010
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		6,400,000	6,656,000
Media - 3.0%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,748,358
6.15% 2/15/41		23,838,000	29,039,046
7.75% 12/1/45		3,932,000	5,527,720
Altice SA:
7.625% 2/15/25 (b)		10,255,000	10,126,813
7.75% 5/15/22 (b)		38,580,000	39,520,388
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,605,773
5.5% 5/15/26 (b)		6,295,000	6,420,900
7.75% 7/15/25 (b)		3,405,000	3,532,688
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		1,270,000	1,225,550
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	665,364
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,247,150
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,149,775
5.125% 5/1/23 (b)		5,910,000	5,983,875
5.5% 5/1/26 (b)		6,210,000	6,272,100
5.75% 2/15/26 (b)		3,370,000	3,454,250
5.875% 4/1/24 (b)		4,895,000	5,103,038
5.875% 5/1/27 (b)		7,115,000	7,283,981
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		845,000	860,218
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	21,508,292
4.908% 7/23/25 (b)		20,419,000	21,881,307
6.484% 10/23/45 (b)		15,009,000	17,312,942
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,895,000	8,450,250
6.875% 6/15/18		1,520,000	1,064,000
9% 12/15/19		3,870,000	3,037,950
10% 1/15/18		4,260,000	2,332,350
Cogeco Communications, Inc. 4.875% 5/1/20 (b)		2,335,000	2,390,456
Columbus International, Inc. 7.375% 3/30/21 (b)		21,264,000	22,289,988
Comcast Corp.:
3.6% 3/1/24		24,000,000	25,754,544
4.6% 8/15/45		33,362,000	36,668,942
4.95% 6/15/16		2,344,000	2,347,284
6.45% 3/15/37		2,196,000	2,915,052
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,455,300
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,730,070
6.35% 6/1/40		6,392,000	6,498,689
DISH DBS Corp. 5.125% 5/1/20		3,590,000	3,639,363
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,713,075
4.875% 4/11/22 (b)		565,000	561,547
5.307% 5/11/22 (Reg. S) (d)		440,000	444,400
Grupo Televisa SA de CV:
4.625% 1/30/26		300,000	317,273
6.125% 1/31/46		515,000	541,924
6.625% 3/18/25		790,000	949,229
iHeartCommunications, Inc. 10.625% 3/15/23		1,765,000	1,306,100
Lagardere S.C.A. 2.75% 4/13/23 Reg. S	EUR	2,500,000	2,779,227
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,750,000	1,820,000
MDC Partners, Inc. 6.5% 5/1/24 (b)		4,065,000	3,932,888
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	16,079,200
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,519,055
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,086,678
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,245,326	2,764,326
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,503,800
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)		2,310,000	2,298,450
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	5,050,000	5,813,408
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,693,362
3.85% 9/29/24		11,394,000	11,840,109
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,105,721
4.5% 9/15/42		54,497,000	48,558,516
5.5% 9/1/41		12,973,000	13,065,407
5.85% 5/1/17		3,419,000	3,543,688
5.875% 11/15/40		16,544,000	17,265,120
6.55% 5/1/37		38,302,000	43,124,758
6.75% 7/1/18		13,763,000	15,004,519
7.3% 7/1/38		38,728,000	46,570,381
8.25% 4/1/19		24,391,000	28,215,045
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,644,060
6.2% 3/15/40		11,792,000	14,028,813
6.5% 11/15/36		9,243,000	11,197,497
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	1,809,000
7.625% 9/18/20 (Reg S.)		575,000	356,500
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	3,022,500
5.125% 2/15/25 (b)		2,805,000	2,783,963
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,494,305
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,542,188
5.5% 8/15/26 (b)		5,450,000	5,504,500
VTR Finance BV 6.875% 1/15/24 (b)		2,480,000	2,445,900
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		224,675	217,036
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20(b)		3,025,000	3,115,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		2,960,000	3,082,100
13.375% 10/15/19		2,620,000	2,770,650
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,632,550
6.75% 4/15/22 (b)		6,906,000	6,888,735
			703,997,019
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		28,475,000	26,339,375
7.4% 4/1/37		13,550,000	10,433,500
8.125% 10/1/19		4,705,000	4,810,863
			41,583,738
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35		2,175,000	2,294,625
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,640,119
			6,934,744

TOTAL CONSUMER DISCRETIONARY			1,236,791,638

Consumer Durables & Apparel - 0.0%
Multi Inds Cons Drbles & Apprl - 0.0%
Aramark Services, Inc. 5.125% 1/15/24 (b)		2,520,000	2,614,500
CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,295,074
3.3% 2/1/23		41,589,000	42,746,339
4.7% 2/1/36		42,171,000	45,567,073
4.9% 2/1/46		45,032,000	50,185,102
Coca-Cola European Partners PLC 0.75% 2/24/22 (Reg. S)	EUR	1,800,000	2,002,772
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,472,100
4.25% 5/1/23		5,205,000	5,361,150
6% 5/1/22		21,795,000	24,601,106
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,799,635
			223,030,351
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (b)		2,215,000	2,267,606
Alimentation Couche-Tard, Inc. 1.875% 5/6/26 Reg. S	EUR	1,300,000	1,464,696
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,630,803
3.5% 7/20/22		8,944,000	9,436,680
4% 12/5/23		8,525,000	9,233,274
ESAL GmbH 6.25% 2/5/23 (b)		16,930,000	16,422,100
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	13,128,990
7.75% 1/31/23 (Reg. S)		1,705,000	1,722,050
Tesco PLC:
5% 3/24/23	GBP	1,850,000	2,779,536
6.125% 2/24/22	GBP	750,000	1,193,245
6.15% 11/15/37 (b)		13,465,000	12,479,389
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,549,288
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,772,282
2.7% 11/18/19		8,473,000	8,655,754
3.3% 11/18/21		10,050,000	10,385,298
			113,120,991
Food Products - 0.2%
Barry Callebaut Services NV 2.375% 5/24/24 (Reg. S)	EUR	975,000	1,093,784
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,638,933
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,100,000	2,178,750
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	665,625
JBS Investments GmbH:
7.25% 4/3/24 (b)		16,460,000	16,850,925
7.75% 10/28/20 (b)		7,470,000	7,824,825
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)		6,410,000	6,297,825
7.25% 6/1/21 (b)		2,730,000	2,811,900
7.25% 6/1/21 (b)		2,200,000	2,266,000
8.25% 2/1/20 (b)		1,510,000	1,570,400
MHP SA 8.25% 4/2/20 (b)		755,000	696,639
			46,895,606
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		11,815,000	11,637,893
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,828,915
4% 1/31/24		6,408,000	7,017,298
4.25% 8/9/42		9,573,000	9,934,553
BAT International Finance PLC 7.25% 3/12/24	GBP	1,615,000	3,091,639
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	20,081,027
2.05% 7/20/18 (b)		8,743,000	8,790,571
2.95% 7/21/20 (b)		20,000,000	20,542,160
3.75% 7/21/22 (b)		23,400,000	24,442,634
4.25% 7/21/25 (b)		18,467,000	19,717,105
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,465,706
3.25% 6/12/20		3,274,000	3,411,564
4% 6/12/22		11,386,000	12,235,453
4.45% 6/12/25		14,753,000	16,186,682
5.7% 8/15/35		4,237,000	4,978,318
5.85% 8/15/45		35,690,000	43,563,963
6.15% 9/15/43		4,511,000	5,554,742
7.25% 6/15/37		5,056,000	6,697,127
Vector Group Ltd.:
7.75% 2/15/21 (b)		1,545,000	1,610,663
7.75% 2/15/21		9,175,000	9,564,938
			234,715,058

TOTAL CONSUMER STAPLES			629,399,899

ENERGY - 7.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	10,454,693
5.35% 3/15/20 (b)		8,816,000	8,486,537
5.85% 5/21/43 (b)(c)		6,758,000	4,595,440
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	19,509,533
6.5% 4/1/20		738,000	801,311
Ensco PLC:
5.2% 3/15/25		7,885,000	5,239,583
5.75% 10/1/44		7,801,000	4,544,083
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,776,650
6% 10/1/22		995,000	855,700
Forbes Energy Services Ltd. 9% 6/15/19		8,236,000	3,706,200
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,534,300
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,901,058
4.85% 11/15/35		8,550,000	8,776,926
5% 11/15/45		11,714,000	11,980,306
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	780,100
5.875% 4/1/20		1,850,000	1,123,875
Noble Holding International Ltd.:
4% 3/16/18 (c)		1,187,000	1,150,500
5.95% 4/1/25		7,570,000	5,545,025
6.95% 4/1/45		7,307,000	4,822,620
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,243,298
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		880,000	906,576
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		675,000	612,969
Transocean, Inc.:
3% 10/15/17 (d)		1,000,000	972,500
5.55% 12/15/16 (c)		7,572,000	7,628,790
			119,948,573
Oil, Gas & Consumable Fuels - 6.8%
Afren PLC:
6.625% 12/9/20 (b)(e)		1,341,775	6,709
10.25% 4/8/19 (Reg. S) (e)		2,024,860	10,124
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1329% 8/1/19 (b)(c)		2,698,000	1,389,470
Anadarko Finance Co. 7.5% 5/1/31		11,060,000	12,512,488
Anadarko Petroleum Corp.:
4.85% 3/15/21		5,376,000	5,570,902
5.55% 3/15/26		13,807,000	14,716,923
6.375% 9/15/17		3,001,000	3,157,667
6.6% 3/15/46		22,460,000	24,966,693
Antero Resources Corp.:
5.125% 12/1/22		10,555,000	10,106,413
5.625% 6/1/23 (Reg. S)		4,310,000	4,202,250
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,583,125
BP Capital Markets PLC:
2.315% 2/13/20		37,777,000	38,252,764
3.535% 11/4/24		15,450,000	15,790,209
3.814% 2/10/24		21,032,000	22,093,716
4.5% 10/1/20		5,954,000	6,518,814
4.742% 3/11/21		8,800,000	9,766,495
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	5,942,175
3.9% 2/1/25		24,997,000	23,073,106
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	17,322,644
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,155,000	4,258,875
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	549,000
6.125% 2/15/21		1,750,000	1,102,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,850,000	1,850,000
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	3,999,925
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,143,496
3.3% 6/1/20		15,490,000	15,537,957
4.5% 6/1/25		4,707,000	4,864,346
5.8% 6/1/45		5,906,000	6,385,490
Concho Resources, Inc. 5.5% 4/1/23		3,145,000	3,145,000
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,194,456
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,060,000	922,200
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,790,710
2.7% 4/1/19		14,993,000	14,041,739
3.875% 3/15/23		5,532,000	4,909,650
Denbury Resources, Inc.:
4.625% 7/15/23		2,315,000	1,562,625
5.5% 5/1/22		6,550,000	4,650,500
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	11,508,088
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,020,000	3,961,147
El Paso Corp. 6.5% 9/15/20		16,140,000	17,616,132
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,200,152
Empresa Nacional de Petroleo:
4.375% 10/30/24 (b)		9,045,000	9,290,427
4.75% 12/6/21 (b)		280,000	296,738
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,669,955
3.9% 5/15/24		4,249,000	3,599,795
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,414,679
4.375% 10/15/20		11,319,000	11,419,547
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		11,735,000	11,441,625
Energy Transfer Equity LP 5.5% 6/1/27		2,210,000	1,917,175
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,014,380
3.75% 2/15/25		9,982,000	10,169,033
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		1,620,000	850,500
9.375% 5/1/20		7,090,000	4,555,325
Genesis Energy LP/Genesis Energy Finance Corp. 6.75% 8/1/22		4,390,000	4,170,500
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,425,000	1,446,660
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,920,488
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		3,075,000	2,513,813
7% 6/15/23		7,290,000	5,959,575
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)		221,000	221,000
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	6,639,281
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	1,239,750
5.75% 10/1/25 (b)		2,135,000	2,060,275
Indo Energy Finance BV 7% 5/7/18 (b)		600,000	456,000
Kinder Morgan Energy Partners LP:
2.65% 2/1/19		1,711,000	1,694,809
3.5% 3/1/21		11,339,000	11,111,460
3.95% 9/1/22		14,085,000	13,797,793
4.25% 9/1/24		3,263,000	3,174,710
5.5% 3/1/44		42,953,000	38,806,661
6.55% 9/15/40		1,889,000	1,838,110
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,404,376
3.05% 12/1/19		5,004,000	4,986,586
5% 2/15/21 (b)		10,606,000	10,958,310
5.05% 2/15/46		4,854,000	4,261,589
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	961,400
7.875% 8/1/21 (b)		650,000	598,000
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,005,349
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,518,024
MPLX LP 4% 2/15/25		2,532,000	2,272,212
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,222,290
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,940,000	2,903,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,780,000	2,272,789
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(e)		6,806,000	1,037,915
Pan American Energy LLC 7.875% 5/7/21 (b)		2,608,000	2,601,480
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	6,015,750
Pemex Project Funding Master Trust 6.625% 6/15/35		3,935,000	3,855,907
Petro-Canada 6.05% 5/15/18		3,850,000	4,121,683
Petrobras Global Finance BV:
2.75% 1/15/18	EUR	2,950,000	3,204,494
2.7684% 1/15/19 (c)		4,055,000	3,624,359
3% 1/15/19		5,743,000	5,277,817
3.002% 3/17/17 (c)		1,935,000	1,925,325
3.25% 3/17/17		26,028,000	26,001,972
4.375% 5/20/23		20,096,000	15,403,584
4.875% 3/17/20		38,750,000	34,999,000
5.625% 5/20/43		18,504,000	12,305,160
6.25% 3/17/24		21,380,000	17,974,166
8.375% 5/23/21		2,320,000	2,296,104
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		44,755,000	39,608,175
5.75% 1/20/20		13,725,000	12,877,481
5.875% 3/1/18		4,785,000	4,832,850
6.875% 1/20/40		3,100,000	2,294,000
7.875% 3/15/19		10,517,000	10,661,609
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	671,170
5.5% 4/12/37		655,000	212,220
6% 5/16/24 (b)		2,085,000	672,413
6% 11/15/26 (b)		1,755,000	565,812
8.5% 11/2/17 (b)		13,323,333	8,625,526
9.75% 5/17/35 (b)		2,920,000	1,109,600
12.75% 2/17/22 (b)		2,285,000	1,032,820
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,765,344
3.5% 7/18/18		14,963,000	15,007,889
3.5% 7/23/20		13,960,000	13,663,350
3.5% 1/30/23		12,689,000	11,546,990
4.5% 1/23/26		46,043,000	43,206,751
4.875% 1/24/22		11,642,000	11,634,724
4.875% 1/18/24		13,872,000	13,611,900
5.125% 3/15/23 (Reg. S)	EUR	4,600,000	5,333,461
5.5% 2/4/19 (b)		1,105,000	1,154,173
5.5% 1/21/21		12,069,000	12,536,674
5.5% 6/27/44		36,194,000	30,229,229
5.625% 1/23/46		35,710,000	30,308,863
6% 3/5/20		6,145,000	6,522,180
6.375% 2/4/21 (b)		785,000	841,991
6.375% 1/23/45		29,382,000	27,510,367
6.5% 6/2/41		25,622,000	24,212,790
6.625% (b)(f)		5,300,000	4,940,925
6.875% 8/4/26 (b)		41,150,000	44,713,590
8% 5/3/19		8,600,000	9,540,840
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,508,831
4.875% 11/15/44		34,230,000	35,469,297
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,298,308
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	4,896,718
6.125% 1/15/17		6,185,000	6,354,840
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	614,246
5.25% 5/23/21 (b)		815,000	857,708
5.625% 5/20/43 (b)		300,000	275,818
6% 5/3/42 (b)		395,000	378,960
6.5% 5/27/41 (b)		2,250,000	2,285,555
Rice Energy, Inc.:
6.25% 5/1/22		14,590,000	14,371,150
7.25% 5/1/23		8,289,000	8,371,890
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		9,170,000	9,364,863
5.625% 3/1/25		12,415,000	12,415,000
5.75% 5/15/24		7,045,000	7,080,225
Shell International Finance BV:
3.25% 5/11/25		20,000,000	20,473,180
4.375% 5/11/45		20,000,000	20,621,560
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,862,470
Southwestern Energy Co.:
3.3% 1/23/18		17,949,000	17,320,785
4.05% 1/23/20		69,462,000	62,168,490
4.95% 1/23/25		34,312,000	28,736,300
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	326,294
Spectra Energy Partners LP:
2.95% 6/15/16		4,717,000	4,719,000
2.95% 9/25/18		1,960,000	1,985,564
4.6% 6/15/21		2,694,000	2,861,446
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,379,463
6.25% 4/15/21 (b)		3,260,000	3,260,000
6.375% 4/1/23 (b)		3,035,000	3,004,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	2,040,000
5.25% 5/1/23		685,000	643,900
6.75% 3/15/24 (b)		4,420,000	4,364,750
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,089,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		220,000	228,800
5.875% 10/1/20		255,000	261,375
6.125% 10/15/21		735,000	758,888
6.25% 10/15/22		1,940,000	2,003,050
The Williams Companies, Inc.:
3.7% 1/15/23		14,510,000	12,224,675
4.55% 6/24/24		93,426,000	81,514,185
5.75% 6/24/44		4,537,000	3,697,655
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		200,000	199,500
9.625% 5/14/20 (b)		3,492,567	3,649,733
Western Gas Partners LP 5.375% 6/1/21		16,424,000	16,534,616
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		2,105,000	2,047,113
Western Refining, Inc. 6.25% 4/1/21		4,085,000	3,686,713
Williams Partners LP:
3.6% 3/15/22		10,817,000	9,519,295
3.9% 1/15/25		26,667,000	23,020,928
4% 11/15/21		6,716,000	6,213,213
4% 9/15/25		3,000,000	2,588,949
4.125% 11/15/20		2,399,000	2,248,940
4.3% 3/4/24		40,932,000	36,420,639
4.5% 11/15/23		7,325,000	6,653,173
WPX Energy, Inc. 7.5% 8/1/20		6,710,000	6,575,800
YPF SA:
8.5% 3/23/21 (b)		3,620,000	3,791,950
8.75% 4/4/24 (b)		3,945,000	4,127,259
8.875% 12/19/18 (Reg. S)		2,150,000	2,305,875
Zhaikmunai International BV 7.125% 11/13/19 (b)		3,740,000	3,095,598
			1,624,089,670

TOTAL ENERGY			1,744,038,243

FINANCIALS - 16.9%
Banks - 6.5%
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,695,679
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	677,925
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		715,271	724,212
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		920,000	911,444
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	318,218
Banco Hipotecario SA 9.75% 11/30/20 (b)		2,300,000	2,455,250
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,552,031
4% 4/14/19 (b)		12,355,000	12,092,456
5.75% 9/26/23 (b)		10,130,000	9,997,297
6.369% 6/16/18 (b)		13,935,000	14,380,920
Bank Nederlandse Gemeenten NV:
1.375% 9/27/17 (b)		8,770,000	8,805,475
1.375% 9/27/17 (Reg. S)		2,720,000	2,731,147
Bank of America Corp.:
2% 1/11/18		50,000,000	50,184,750
2.25% 4/21/20		66,694,000	66,436,228
2.6% 1/15/19		8,068,000	8,194,175
3.3% 1/11/23		901,000	916,775
3.875% 8/1/25		11,647,000	12,153,761
3.95% 4/21/25		27,638,000	27,596,764
4% 1/22/25		6,663,000	6,675,840
4.1% 7/24/23		11,481,000	12,186,484
4.2% 8/26/24		40,532,000	41,388,928
4.25% 10/22/26		14,724,000	14,942,386
4.45% 3/3/26		20,559,000	21,219,643
5.65% 5/1/18		8,780,000	9,388,041
5.75% 12/1/17		21,955,000	23,225,075
5.875% 1/5/21		6,530,000	7,437,650
6.5% 8/1/16		9,000,000	9,078,957
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,393,372
10% 7/30/16	EUR	1,000,000	1,126,558
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		605,000	542,280
Barclays Bank PLC 4.25% 1/12/22	GBP	4,000,000	6,568,151
Barclays PLC:
2.75% 11/8/19		12,249,000	12,232,317
3.25% 1/12/21		21,116,000	21,289,046
4.375% 1/12/26		25,086,000	25,559,423
BBVA Bancomer SA 7.25% 4/22/20 (b)		450,000	495,000
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		500,000	467,600
BPCE SA 5.7% 10/22/23 (b)		2,965,000	3,162,508
Capital One NA 2.95% 7/23/21		18,827,000	19,135,236
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,322,950
1.85% 11/24/17		33,365,000	33,452,917
2.4% 2/18/20		60,588,000	60,942,197
2.65% 10/26/20		20,000,000	20,105,640
4.05% 7/30/22		5,303,000	5,527,921
4.4% 6/10/25		40,790,000	41,904,342
4.45% 9/29/27		10,000,000	10,138,040
5.5% 9/13/25		4,478,000	4,931,509
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,551,850
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,467,042
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,935,564
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,234,750
3.75% 3/26/25		19,450,000	19,034,470
3.8% 9/15/22		30,700,000	30,927,763
Discover Bank:
4.2% 8/8/23		17,852,000	18,708,807
7% 4/15/20		2,030,000	2,292,183
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,224,706
Fifth Third Bancorp:
4.5% 6/1/18		798,000	836,619
8.25% 3/1/38		4,667,000	6,761,092
Finansbank A/S 6.25% 4/30/19 (b)		235,000	248,280
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		2,200,000	2,277,387
7.75% 7/5/17 (Reg. S)		350,000	362,312
GTB Finance BV 6% 11/8/18 (b)		3,505,000	3,408,963
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,524,579
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,279,877
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,122,998
HSBK BV:
7.25% 5/3/17 (b)		2,825,000	2,901,574
7.25% 5/3/17 (Reg. S)		250,000	256,777
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,299,930
Industrial Senior Trust 5.5% 11/1/22 (b)		220,000	212,850
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,250,000	1,193,850
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		5,800,000	5,496,237
5.71% 1/15/26 (b)		28,396,000	27,916,164
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,791,725
5.5% 8/6/22 (b)		1,155,000	1,158,696
6.2% 12/21/21 (Reg. S)		980,000	1,029,000
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,573,672
2% 8/15/17		11,000,000	11,085,932
2.2% 10/22/19		7,268,000	7,314,741
2.25% 1/23/20		40,000,000	40,142,600
2.35% 1/28/19		6,857,000	6,964,614
3.25% 9/23/22		18,423,000	18,957,175
3.875% 9/10/24		39,644,000	40,459,715
4.125% 12/15/26		50,896,000	52,693,290
4.25% 10/15/20		6,995,000	7,542,044
4.35% 8/15/21		20,267,000	22,045,835
4.5% 1/24/22		22,046,000	24,213,386
4.625% 5/10/21		6,879,000	7,556,148
4.95% 3/25/20		22,079,000	24,315,051
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,127,100
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,074,280
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,992,351
Regions Bank 6.45% 6/26/37		24,618,000	29,237,592
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,123,206
3.2% 2/8/21		11,916,000	12,041,976
Royal Bank of Canada 4.65% 1/27/26		21,308,000	22,253,116
Royal Bank of Scotland Group PLC:
2.5% 3/22/23 (Reg. S)	EUR	2,850,000	3,186,838
3.625% 3/25/24 (Reg. S) (c)	EUR	2,850,000	3,182,862
4.8% 4/5/26		50,452,000	52,006,426
5.125% 5/28/24		64,006,000	63,229,031
6% 12/19/23		25,897,000	26,996,846
6.1% 6/10/23		31,961,000	33,451,341
6.125% 12/15/22		42,557,000	45,166,808
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	1,250,000	1,527,214
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,257,536
SB Capital SA 5.5% 2/26/24 (b)(c)		1,885,000	1,817,875
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		980,000	982,693
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,065,803
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,026,622
3.676% 6/15/16		4,301,000	4,305,516
4.48% 1/16/24		4,804,000	5,193,628
Yapi ve Kredi Bankasi A/S 8.5% 3/9/26 (b)(c)		765,000	809,829
Zenith Bank PLC 6.25% 4/22/19 (b)		4,870,000	4,578,774
			1,547,620,029
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,520,000
4.25% 2/15/24		14,661,000	15,150,560
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		10,140,000	10,266,750
Credit Suisse AG 6% 2/15/18		18,058,000	19,088,642
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,495,137
Deutsche Bank AG:
4.5% 4/1/25		80,571,000	74,746,684
4.5% 5/19/26	EUR	1,100,000	1,215,541
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,562,011
2.85% 5/10/19		47,570,000	47,591,835
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,023,286
2.55% 10/23/19		33,080,000	33,533,725
2.625% 1/31/19		50,400,000	51,248,938
2.9% 7/19/18		17,494,000	17,875,369
4.25% 10/21/25		20,000,000	20,368,380
5.25% 7/27/21		17,105,000	19,133,927
5.625% 1/15/17		3,200,000	3,285,898
5.95% 1/18/18		4,975,000	5,306,479
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,660,499
6.85% 6/15/17		1,263,000	1,324,473
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,011,251
2.125% 4/25/18		12,586,000	12,684,435
2.8% 6/16/20		30,000,000	30,479,310
3.7% 10/23/24		24,714,000	25,532,454
4.35% 9/8/26		30,000,000	30,921,660
4.875% 11/1/22		26,240,000	28,467,514
5% 11/24/25		3,189,000	3,459,475
5.5% 1/26/20		88,000,000	97,448,912
5.625% 9/23/19		12,714,000	14,078,568
5.75% 1/25/21		19,879,000	22,534,755
6.625% 4/1/18		16,118,000	17,510,531
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,641,167
1.8% 3/26/18		24,142,000	24,241,151
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,362,522
			786,771,839
Consumer Finance - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22		4,940,000	4,935,060
4.25% 7/1/20		3,025,000	3,100,625
4.5% 5/15/21		1,550,000	1,594,563
4.625% 7/1/22		2,685,000	2,752,125
Ally Financial, Inc.:
4.25% 4/15/21		21,135,000	21,187,838
5.75% 11/20/25		3,970,000	4,019,625
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,643,906
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,140,000	1,178,314
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,217,146
3.95% 11/6/24		14,738,000	14,963,639
5.2% 4/27/22		12,545,000	13,559,903
6.45% 6/12/17		10,366,000	10,818,766
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,719,603
2.24% 6/15/18		19,162,000	19,260,933
2.597% 11/4/19		52,209,000	52,999,340
2.875% 10/1/18		13,000,000	13,264,641
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,587,206
1.875% 8/9/16 (b)		2,974,000	2,977,682
2.125% 10/2/17 (b)		18,524,000	18,616,435
2.875% 8/9/18 (b)		5,276,000	5,369,860
Navient Corp.:
5% 10/26/20		300,000	280,500
5.875% 3/25/21		2,250,000	2,115,000
5.875% 10/25/24		3,930,000	3,360,150
SLM Corp.:
4.875% 6/17/19		2,160,000	2,111,400
5.5% 1/15/19		2,025,000	2,025,000
5.5% 1/25/23		5,325,000	4,579,500
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,338,741
3% 8/15/19		4,907,000	4,961,163
3.75% 8/15/21		7,409,000	7,649,007
4.25% 8/15/24		7,458,000	7,709,059
			298,896,730
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25		14,325,000	13,902,126
3.875% 8/15/22		11,641,000	11,659,451
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,150,000	879,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,145,763
5.875% 2/1/22		21,591,000	19,863,720
6% 8/1/20		4,745,000	4,592,296
ILFC E-Capital Trust I 4.24% 12/21/65 (b)(c)		11,760,000	9,437,400
ILFC E-Capital Trust II 4.49% 12/21/65 (b)(c)		6,150,000	4,920,000
ING U.S., Inc. 5.5% 7/15/22		31,252,000	34,892,952
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,671,924
3.75% 12/1/25		11,601,000	12,020,889
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,563,650
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	2,650,000	3,077,753
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,975,000	2,033,026
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		5,215,000	5,658,275
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		560,000	567,000
7.75% 1/27/18		850,000	881,472
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	1,400,000	1,648,945
			149,416,392
Insurance - 1.9%
ACE INA Holdings, Inc. 2.875% 11/3/22		11,752,000	12,073,088
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,577,083
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,217,000	9,147,873
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,514,316
3.3% 3/1/21		9,614,000	9,860,647
3.875% 1/15/35		19,041,000	17,468,251
4.875% 6/1/22		18,193,000	19,873,178
5.6% 10/18/16		10,702,000	10,877,845
Aon Corp. 5% 9/30/20		3,854,000	4,264,971
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		2,500,000	2,621,673
Assicurazioni Generali SpA 5% 6/8/48 (Reg. S)	EUR	4,000,000	3,971,400
Aviva PLC 6.625% 6/3/41 (c)	GBP	4,150,000	6,498,393
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	2,000,000
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,225,916
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (b)(c)		1,859,000	1,640,568
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,625,202
5.375% 3/15/17		194,000	199,883
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	1,450,000	2,102,518
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,805,832
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,812,336
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	27,853,642
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	3,009,964
3.048% 12/15/22 (c)		12,433,000	12,658,634
4.368% 9/15/23		9,625,000	10,533,533
4.75% 2/8/21		4,032,000	4,476,633
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,983,006
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,347,430
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	10,052,555
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	35,143,738
6% 2/10/20 (b)		12,654,000	14,037,981
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	17,951,165
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,648,093
4.5% 11/16/21		6,390,000	7,026,099
6.2% 11/15/40		4,318,000	5,140,596
7.375% 6/15/19		3,230,000	3,721,341
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,614,847
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,238,193
4.125% 11/1/24 (b)		6,048,000	6,225,116
Unum Group:
3.875% 11/5/25		21,587,000	21,421,471
4% 3/15/24		20,000,000	20,425,800
5.625% 9/15/20		8,386,000	9,240,793
5.75% 8/15/42		25,545,000	27,099,107
7.125% 9/30/16		587,000	597,771
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	4,450,000	4,948,114
			439,556,595
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,870,036
4.6% 4/1/22		4,025,000	4,265,941
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	2,500,000	2,847,168
2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,234,956
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,535,678
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,293,383
4.2% 12/15/23		12,000,000	13,097,196
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,407,217
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,597,204
4.25% 1/15/24		9,191,000	9,817,642
Carmila SAS 2.375% 9/16/24 (Reg. S)	EUR	1,600,000	1,848,498
CBL & Associates LP 4.6% 10/15/24		272,000	241,997
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,319,404
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,319,766
DDR Corp.:
3.625% 2/1/25		7,690,000	7,533,501
4.25% 2/1/26		6,601,000	6,753,424
4.625% 7/15/22		20,268,000	21,566,044
4.75% 4/15/18		11,273,000	11,782,438
7.5% 4/1/17		5,574,000	5,836,485
7.875% 9/1/20		323,000	386,530
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,414,362
3.75% 12/1/24		5,408,000	5,507,210
3.875% 10/15/22		17,388,000	18,013,342
4.375% 6/15/22		10,999,000	11,700,956
5.95% 2/15/17		102,000	105,009
6.5% 1/15/18		3,795,000	4,061,527
6.75% 3/15/20		10,379,000	11,876,513
8.25% 8/15/19		75,000	88,543
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,066,497
6% 9/15/17		1,212,000	1,268,354
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,919,231
4.625% 12/15/21		17,159,000	19,168,490
4.75% 7/15/20		7,700,000	8,510,002
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,841,033
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,182,807
4% 6/1/25		11,717,000	11,987,124
4.7% 9/15/17		1,538,000	1,591,350
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	633,950
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,256,809
6.65% 1/15/18		867,000	906,721
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,634,984
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24		2,250,000	2,407,500
Omega Healthcare Investors, Inc.:
4.5% 1/15/25		4,655,000	4,524,795
4.5% 4/1/27		50,980,000	48,724,849
4.95% 4/1/24		17,495,000	17,778,034
5.25% 1/15/26		29,233,000	30,003,260
5.875% 3/15/24		290,000	303,580
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,212,838
5% 12/15/23		2,030,000	2,083,168
Senior Housing Properties Trust 6.75% 4/15/20		250,000	272,267
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,970,134
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,787,700
4.875% 6/1/26		1,770,000	1,807,613
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,733,953
WP Carey, Inc. 4% 2/1/25		21,616,000	20,710,052
			420,609,065
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	17,763,821
4.1% 10/1/24		15,881,000	15,931,120
4.55% 10/1/29		15,881,000	15,952,798
4.95% 4/15/18		12,690,000	13,256,672
5.7% 5/1/17		7,049,000	7,292,247
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,567,254
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,189,922
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,156,581
3.95% 7/1/22		11,369,000	11,694,040
4.75% 10/1/25		12,725,000	13,303,669
5.25% 3/15/21		5,708,000	6,301,204
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,243,447
5.5% 3/15/17		3,597,000	3,702,842
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	157,827
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,065,525
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	852,600
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,513
11.5% 7/20/20 (Reg. S)		5,000	5,500
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	798,875
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,113,905
4.125% 6/15/22		14,880,000	15,543,886
4.4% 2/15/24		13,017,000	13,749,896
4.75% 10/1/20		11,282,000	12,186,839
5.5% 12/15/16		1,891,000	1,930,314
6.625% 10/1/17		4,835,000	5,131,066
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,232,324
3.15% 5/15/23		14,735,000	13,180,973
4.5% 4/18/22		17,365,000	17,423,919
7.75% 8/15/19		3,156,000	3,553,735
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,875,099
4.3% 10/15/23		2,224,000	2,352,429
6.05% 9/1/16		2,000,000	2,020,362
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,562,532
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	242,050
Regency Centers LP 5.875% 6/15/17		2,153,000	2,241,975
Tanger Properties LP:
3.75% 12/1/24		21,455,000	21,662,599
3.875% 12/1/23		4,812,000	4,925,607
6.125% 6/1/20		14,318,000	16,185,583
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,662,456
3.125% 6/15/23		5,458,000	5,445,348
3.5% 2/1/25		5,961,000	5,963,647
3.75% 5/1/24		20,000,000	20,424,200
4.125% 1/15/26		5,557,000	5,814,450
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,059,789
4% 4/30/19		3,747,000	3,918,631
4.25% 3/1/22		300,000	319,775
			368,023,846
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,042,500

TOTAL FINANCIALS			4,011,936,996

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,537,693
2.9% 11/6/22		24,855,000	24,967,121
3.6% 5/14/25		24,114,000	24,708,989
4.5% 5/14/35		23,238,000	23,595,377
4.7% 5/14/45		23,197,000	23,575,482
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,500,000	1,320,000
			111,704,662
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,632,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	591,138
Teleflex, Inc. 4.875% 6/1/26		1,605,000	1,609,013
			6,832,151
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,006,766
Centene Corp.:
5.625% 2/15/21 (b)		2,660,000	2,766,400
6.125% 2/15/24 (b)		1,465,000	1,542,835
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,727,566
7.125% 7/15/20		3,545,000	3,287,988
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,268,780
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,283,660
4.25% 10/15/19		7,590,000	7,874,625
4.75% 5/1/23		595,000	606,900
5% 3/15/24		5,000,000	5,131,250
5.25% 6/15/26		10,190,000	10,470,225
5.875% 3/15/22		715,000	772,200
5.875% 2/15/26		7,310,000	7,565,850
6.5% 2/15/20		30,303,000	33,333,300
HealthSouth Corp.:
5.125% 3/15/23		4,745,000	4,626,375
5.75% 11/1/24		1,205,000	1,221,569
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,971,281
8.75% 1/15/23		9,765,000	9,557,494
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,999,525
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		2,045,000	2,042,505
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	496,250
5.5% 2/1/21		1,555,000	1,613,313
Team Health, Inc. 7.25% 12/15/23 (b)		2,825,000	3,029,813
Tenet Healthcare Corp.:
4.1339% 6/15/20 (b)(c)		2,550,000	2,537,250
5% 3/1/19		2,285,000	2,213,731
6.75% 6/15/23		14,225,000	13,371,500
6.875% 11/15/31		2,130,000	1,725,300
8.125% 4/1/22		16,575,000	16,678,594
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,446,838
2.875% 3/15/23		16,114,000	16,475,324
3.35% 7/15/22		6,192,000	6,535,489
3.75% 7/15/25		19,000,000	20,458,497
4.75% 7/15/45		20,331,000	23,223,064
Universal Health Services, Inc. 4.75% 8/1/22 (b)		3,275,000	3,332,313
Vizient, Inc. 10.375% 3/1/24 (b)		625,000	668,750
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,534,597
			284,397,717
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,106,400
2.4% 2/1/19		1,959,000	1,981,241
4.15% 2/1/24		3,010,000	3,226,308
			8,313,949
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,957,906
3.45% 3/15/22		31,597,000	32,081,350
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,123,085
Endo Finance LLC 5.875% 1/15/23 (b)		3,530,000	3,044,625
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		3,810,000	3,335,312
6% 2/1/25 (b)		5,680,000	4,927,400
Horizon Pharma PLC 6.625% 5/1/23		5,835,000	5,397,375
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)		3,000,000	3,075,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		610,000	608,475
Mylan N.V.:
2.6% 6/9/19 (b)		10,382,000	10,370,372
3.25% 6/9/21 (b)		21,235,000	21,210,367
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,624,107
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,946,804
2.3% 11/8/18		3,161,000	3,147,503
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,698,726
3.9% 12/15/24		5,449,000	5,355,452
4.9% 12/15/44		2,390,000	2,206,486
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		14,315,000	12,632,988
5.625% 12/1/21 (b)		1,735,000	1,466,075
5.875% 5/15/23 (b)		6,835,000	5,758,488
6.75% 8/15/18 (b)		3,820,000	3,734,050
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,724,650
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,764,592
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,004,237
3.25% 2/1/23		4,892,000	4,891,237
3.45% 11/13/20		5,179,000	5,316,839
			165,403,501

TOTAL HEALTH CARE			576,651,980

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,388,700
6.375% 6/1/19 (b)		8,071,000	9,032,030
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		11,145,000	10,225,538
Orbital ATK, Inc. 5.5% 10/1/23		2,280,000	2,388,300
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,637,588
6% 7/15/22		685,000	696,988
6.375% 6/15/26 (b)		2,210,000	2,212,763
6.5% 5/15/25		1,355,000	1,375,325
			39,957,232
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,503,456
7.75% 4/15/21 (b)		1,470,000	1,525,125
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,400,750
Allegiant Travel Co. 5.5% 7/15/19		6,030,000	6,225,975
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,589,900
5.5% 10/1/19 (b)		8,970,000	9,042,881
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		201,180	207,215
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		205,571	225,101
6.125% 4/29/18		240,000	252,000
6.648% 3/15/19		518,201	531,467
6.9% 7/2/19		176,669	180,309
9.25% 5/10/17		963,479	1,011,653
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	930,800
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,728,025
Series 2013-1 Class B, 5.375% 5/15/23		303,731	312,387
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,090,656	1,123,376
8.36% 1/20/19		694,091	732,683
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		599,741	619,233
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,730,000
6.375% 6/1/18		140,000	146,657
			37,018,993
Building Products - 0.1%
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,164,638
6% 10/15/25 (b)		3,630,000	3,856,875
HD Supply, Inc. 5.75% 4/15/24 (b)		5,090,000	5,293,600
Masco Corp.:
3.5% 4/1/21		1,913,000	1,936,913
4.375% 4/1/26		2,435,000	2,520,225
			16,772,251
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		21,050,000	20,839,500
7.875% 12/1/22 (b)		6,345,000	6,376,725
8.75% 12/1/20		13,055,000	11,880,050
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,301,250
Cenveo Corp. 6% 8/1/19 (b)		325,000	266,500
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	325,000
7.25% 11/15/21 (b)		8,485,000	6,894,063
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,377,500
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		975,000	906,682
7% 2/15/22		350,000	338,625
			54,505,895
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	601,350
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	286,875
			888,225
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		2,850,000	2,664,750
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,832,063
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	4,090,000	4,672,926
			10,169,739
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	474,750
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		250,000	246,770
			721,520
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		680,000	574,600
Schaeffler Finance BV 4.75% 5/15/21 (b)		1,540,000	1,588,510
Xerium Technologies, Inc. 8.875% 6/15/18		1,645,000	1,554,525
			3,717,635
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		5,055,000	4,136,001
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		4,595,000	1,938,516
			6,074,517
Road & Rail - 0.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,094,151
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)		1,690,000	1,554,800
6.375% 4/1/24 (b)		3,985,000	3,825,600
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,592,626
Hertz Corp. 6.25% 10/15/22		1,455,000	1,445,906
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	715,130
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,445,000	1,674,825
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	582,825
			15,485,863
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,261,911
2.625% 9/4/18		16,438,000	16,373,448
3.375% 6/1/21		10,493,000	10,587,227
3.75% 2/1/22		26,396,000	26,780,405
3.875% 4/1/21		14,814,000	15,287,455
4.25% 9/15/24		12,030,000	12,113,488
4.75% 3/1/20		11,796,000	12,592,230
Aircastle Ltd.:
5% 4/1/23		1,285,000	1,313,913
5.125% 3/15/21		1,575,000	1,661,625
6.25% 12/1/19		830,000	907,813
Beacon Roofing Supply, Inc. 6.375% 10/1/23		1,160,000	1,229,600
Building Materials Holding Corp. 9% 9/15/18 (b)		1,900,000	1,985,500
FLY Leasing Ltd.:
6.375% 10/15/21		6,000,000	5,880,000
6.75% 12/15/20		2,795,000	2,826,444
International Lease Finance Corp. 4.625% 4/15/21		955,000	986,038
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	3,000,000	4,404,794
United Rentals North America, Inc.:
4.625% 7/15/23		4,663,000	4,628,028
5.5% 7/15/25		2,725,000	2,673,906
5.875% 9/15/26		3,795,000	3,738,075
			133,231,900
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,352,610	1,457,437
10.75% 12/1/20 (Reg. S)		75,810	81,685
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	614,652
Global Ports Finance PLC 6.872% 1/25/22 (b)		740,000	745,550
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	3,172,014
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,389,856
			11,461,194

TOTAL INDUSTRIALS			330,004,964

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		2,940,000	3,156,825
8.625% 5/6/19 (Reg. S)		200,000	214,750
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,354,925
Lucent Technologies, Inc.:
6.45% 3/15/29		22,935,000	24,311,100
6.5% 1/15/28		6,207,000	6,455,280
			35,492,880
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,771,128
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	806,578
4.42% 6/15/21 (b)		2,400,000	2,450,376
6.02% 6/15/26 (b)		9,460,000	9,545,528
8.35% 7/15/46 (b)		9,460,000	9,618,540
Micron Technology, Inc. 7.5% 9/15/23 (b)		2,105,000	2,210,250
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,259,028
6.55% 10/1/17		1,383,000	1,473,209
			33,134,637
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,277,856
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		5,720,000	5,720,000
			8,997,856
IT Services - 0.0%
Capgemini SA 2.5% 7/1/23 (Reg. S)	EUR	2,500,000	3,026,483
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	1,650,000	1,886,838
Micron Technology, Inc.:
5.25% 8/1/23 (b)		2,765,000	2,343,338
5.25% 1/15/24 (b)		4,945,000	4,153,800
5.5% 2/1/25		1,675,000	1,402,813
5.625% 1/15/26 (b)		2,555,000	2,082,325
5.875% 2/15/22		1,450,000	1,319,500
Microsemi Corp. 9.125% 4/15/23 (b)		4,345,000	4,768,638
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		7,055,000	7,107,913
4.625% 6/15/22 (b)		3,745,000	3,801,175
4.625% 6/1/23 (b)		2,480,000	2,492,425
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,980,000	5,129,400
7% 12/1/25 (b)		5,885,000	6,090,975
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,176,250
			45,755,390
Software - 0.1%
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,095,000	11,913,256
Nuance Communications, Inc. 5.375% 8/15/20 (b)		4,525,000	4,598,531
Open Text Corp. 5.875% 6/1/26 (b)		3,785,000	3,785,000
Parametric Technology Corp. 6% 5/15/24		710,000	739,288
			21,036,075
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,822,620
4.375% 5/13/45		20,000,000	21,068,320
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	20,938,950
4.9% 10/15/25 (b)		20,381,000	20,845,585
6.35% 10/15/45 (b)		30,381,000	29,024,519
			112,699,994

TOTAL INFORMATION TECHNOLOGY			260,143,315

MATERIALS - 1.3%
Chemicals - 0.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,496,040
5.75% 4/15/21 (b)		830,000	816,513
6.45% 2/3/24		680,000	667,250
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	3,091,750
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,076,100
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	760,308
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,623,025
OCP SA 5.625% 4/25/24 (b)		390,000	408,112
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,825,653
4.25% 11/15/20		3,653,000	3,958,767
			27,723,518
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (b)		3,445,000	3,358,875
9.375% 10/12/22 (b)		1,235,000	1,346,274
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		4,100,000	4,310,125
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	5,052,625
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		1,130,000	1,130,000
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	638,493
			15,836,392
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		15,607,577	15,455,078
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (b)(c)		8,795,000	8,816,988
3.8896% 5/15/21 (b)(c)		5,945,000	5,959,863
4.625% 5/15/23 (b)		3,795,000	3,776,025
7% 11/15/20 (b)		2,655,000	2,595,263
Ball Corp. 5.25% 7/1/25		4,920,000	5,122,950
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		2,190,000	2,190,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,355,000	1,212,725
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,665,000	3,697,069
			48,825,961
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	9,602,524
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	784,473
Anglo American Capital PLC:
3.625% 5/14/20 (b)		24,322,000	23,045,095
4.875% 5/14/25 (b)		24,100,000	21,931,000
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,333,810
6.75% 10/19/75 (b)(c)		17,432,000	18,129,280
Compania Minera Ares SAC 7.75% 1/23/21 (b)		1,330,000	1,369,900
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,921,285
4.875% 11/4/44 (b)		5,532,000	5,245,636
EVRAZ Group SA:
6.5% 4/22/20 (b)		1,630,000	1,626,642
9.5% 4/24/18 (Reg. S)		2,950,000	3,168,094
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		5,774,000	5,543,040
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		3,022,000	2,425,155
10.375% 4/7/19 (b)		550,000	440,000
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)		1,035,000	938,217
9.75% 3/1/22 (b)		995,000	1,059,675
Freeport-McMoRan, Inc.:
2.3% 11/14/17		14,626,000	14,260,350
3.55% 3/1/22		2,745,000	2,305,800
3.875% 3/15/23		2,745,000	2,257,763
4.55% 11/14/24		2,750,000	2,282,500
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	425,500
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		3,880,000	3,550,200
4.875% 10/7/20 (Reg. S)		200,000	183,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	1,108,204
Lundin Mining Corp.:
7.5% 11/1/20 (b)		4,250,000	4,324,375
7.875% 11/1/22 (b)		5,615,000	5,769,413
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,640,000	1,669,028
Metinvest BV:
8.75% 2/14/18 (Reg. S)		419,613	287,519
10.5% 11/28/17 (b)		4,071,273	2,789,636
Murray Energy Corp. 11.25% 4/15/21 (b)		2,000,000	385,000
New Gold, Inc. 6.25% 11/15/22 (b)		4,830,000	4,576,425
Nord Gold NV 6.375% 5/7/18 (b)		1,175,000	1,216,642
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,510,000	3,583,850
5.625% 4/29/20 (Reg. S)		200,000	204,208
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,256,134
Samarco Mineracao SA 5.75% 10/24/23 (b)		655,000	330,775
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,526,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	396,822
7.5% 7/27/35		1,560,000	1,634,348
Steel Dynamics, Inc.:
5.125% 10/1/21		4,850,000	4,943,993
5.25% 4/15/23		3,040,000	3,118,432
5.5% 10/1/24		4,070,000	4,182,739
6.125% 8/15/19		2,683,000	2,783,613
Teck Resources Ltd.:
8% 6/1/21 (b)		1,470,000	1,499,400
8.5% 6/1/24 (b)		1,470,000	1,506,750
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,910,484
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	12,453,982
4.625% 9/15/20		980,000	919,681
6.25% 1/23/17		5,581,000	5,671,691
6.875% 11/21/36		640,000	531,200
Vedanta Resources PLC 6% 1/31/19 (b)		1,990,000	1,641,750
			223,051,033
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			315,436,904

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (b)		1,865,000	1,897,638
6.625% 2/15/23 (b)		2,780,000	2,780,000
7.5% 5/15/26 (b)		6,230,000	6,214,425
Altice Finco SA:
7.625% 2/15/25 (b)		3,720,000	3,492,150
9.875% 12/15/20 (b)		6,135,000	6,641,138
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,349,081
3% 6/30/22		29,259,000	29,287,001
3.4% 5/15/25		39,520,000	39,447,402
3.6% 2/17/23		27,844,000	28,564,714
4.75% 5/15/46		31,335,000	31,070,533
4.8% 6/15/44		15,000,000	15,010,140
5.875% 10/1/19		5,944,000	6,689,449
6.3% 1/15/38		16,665,000	19,637,936
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	50,009
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,796
6% 4/1/17		2,432,000	2,504,960
6.15% 9/15/19		6,992,000	7,332,860
Embarq Corp. 7.995% 6/1/36		4,717,000	4,712,283
Frontier Communications Corp. 6.25% 9/15/21		3,565,000	3,324,363
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	772,650
7.25% 4/26/23 (b)		1,280,000	1,294,400
Level 3 Financing, Inc. 5.25% 3/15/26 (b)		4,635,000	4,623,413
Numericable Group SA:
6% 5/15/22 (b)		2,550,000	2,538,525
6.25% 5/15/24 (b)		1,490,000	1,449,025
7.375% 5/1/26 (b)		2,380,000	2,400,825
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	708,694
Sable International Finance Ltd. 6.875% 8/1/22 (b)		8,215,000	8,399,838
Sprint Capital Corp.:
6.875% 11/15/28		26,040,000	19,432,350
8.75% 3/15/32		4,610,000	3,734,100
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,616,820
Telecom Italia Capital SA 6% 9/30/34		3,350,000	3,174,125
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	1,900,000	2,177,667
5.303% 5/30/24 (b)		1,350,000	1,359,288
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		790,000	788,025
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	21,901,032
4.5% 9/15/20		36,000,000	39,486,852
5.012% 8/21/54		55,038,000	56,884,415
6.25% 4/1/37		2,348,000	2,808,081
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,140,900
7.375% 4/23/21 (b)		11,385,000	10,773,056
			410,466,959
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
1.5% 3/10/24	EUR	3,445,000	3,837,848
2.375% 9/8/16		15,982,000	16,035,316
3.125% 7/16/22		9,218,000	9,364,649
Comcel Trust 6.875% 2/6/24 (b)		775,000	721,804
Digicel Group Ltd.:
6% 4/15/21 (b)		9,220,000	8,167,814
6.75% 3/1/23 (b)		560,000	492,800
7.125% 4/1/22 (b)		1,885,000	1,453,901
8.25% 9/30/20 (b)		7,380,000	6,402,150
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,104,983
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	630,500
6% 3/15/25 (b)		10,830,000	10,017,750
6.625% 10/15/21 (b)		1,975,000	1,957,006
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,530,000	2,928,475
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,140,000	1,217,531
10.125% 1/15/23 (b)		9,665,000	10,824,800
10.875% 10/15/25 (b)		3,075,000	3,497,813
Sprint Communications, Inc.:
7% 3/1/20 (b)		7,710,000	7,956,643
9% 11/15/18 (b)		3,890,000	4,137,988
Sprint Corp.:
7.25% 9/15/21		7,925,000	6,419,250
7.625% 2/15/25		12,395,000	9,323,395
7.875% 9/15/23		12,220,000	9,531,600
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,232,550
6% 4/15/24		3,580,000	3,730,718
6.375% 3/1/25		15,125,000	15,843,438
6.464% 4/28/19		1,520,000	1,545,650
6.5% 1/15/24		6,085,000	6,457,706
6.5% 1/15/26		2,930,000	3,098,475
6.625% 4/1/23		12,185,000	12,916,100
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	487,200
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		650,000	714,188
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		3,410,000	3,714,199
			171,764,240

TOTAL TELECOMMUNICATION SERVICES			582,231,199

UTILITIES - 3.0%
Electric Utilities - 1.6%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,211,493
2.95% 12/15/22		4,935,000	5,050,010
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	3,025,311
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,745,868
DPL, Inc. 6.75% 10/1/19		2,490,000	2,552,250
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	33,068,106
6.4% 9/15/20 (b)		25,897,000	29,453,772
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,534,839
Edison International 3.75% 9/15/17		6,674,000	6,868,580
ESB Finance Ltd. 1.875% 6/14/31 )(Reg. S)	EUR	3,200,000	3,212,320
Eversource Energy:
1.45% 5/1/18		3,325,000	3,309,023
2.8% 5/1/23		15,104,000	15,279,010
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,319,129
2.85% 6/15/20		4,888,000	4,996,475
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,659,750
4.25% 3/15/23		31,243,000	32,248,650
7.375% 11/15/31		64,123,000	78,131,054
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,665,315
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		235,000	244,666
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,769,950
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	727,500
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	518,354
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,532,612
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,276,286
Nevada Power Co. 6.5% 5/15/18		790,000	866,940
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		9,078,998	9,737,225
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,099,463
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	803,085
PG&E Corp. 2.4% 3/1/19		1,683,000	1,707,641
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,377,451
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,095,483
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	7,889,000
Scottish & Southern Energy PLC 2% 6/17/20	EUR	2,575,000	3,021,788
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,116,941
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,454,550
			380,569,890
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)		442,000	454,182
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,664,153
			4,118,335
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. 5.25% 6/1/26 (b)		3,765,000	3,760,294
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,450,890
7.25% 10/15/21		75,134,000	78,334,708
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,518,763
7.375% 11/1/22		6,885,000	6,644,025
7.625% 11/1/24		17,685,000	16,977,600
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,350,000	1,397,250
NRG Energy, Inc. 6.25% 5/1/24		4,290,000	4,170,687
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	1,035,450
The AES Corp.:
3.6351% 6/1/19 (c)		4,190,000	4,174,288
4.875% 5/15/23		3,775,000	3,727,813
6% 5/15/26		3,855,000	3,908,006
7.375% 7/1/21		2,745,000	3,129,300
			141,229,074
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,309,057
Dominion Resources, Inc.:
2.9286% 9/30/66 (c)		35,229,000	26,073,969
7.5% 6/30/66 (c)		10,345,000	8,638,075
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,527,708
5.45% 9/15/20		11,473,000	12,886,129
5.8% 2/1/42		6,336,000	7,670,216
5.95% 6/15/41		11,832,000	14,331,593
6.4% 3/15/18		1,228,000	1,324,813
6.8% 1/15/19		6,774,000	7,605,346
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,686,416
6.5% 12/15/20		5,125,000	5,898,557
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,664,527
Sempra Energy:
2.3% 4/1/17		14,116,000	14,221,094
2.875% 10/1/22		5,760,000	5,796,852
6% 10/15/39		15,009,000	18,014,162
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,174,850
			173,823,364
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	2,821,000	4,226,596

TOTAL UTILITIES			703,967,259

TOTAL NONCONVERTIBLE BONDS
(Cost $10,257,842,351)			10,393,216,897

U.S. Government and Government Agency Obligations - 20.3%
U.S. Treasury Inflation-Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$227,533,500	$216,600,786
1% 2/15/46		75,375,750	77,232,198
1.375% 2/15/44		135,364,090	149,135,629
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		165,740,610	164,763,769
0.25% 1/15/25		75,405,000	75,209,482
0.375% 7/15/25		398,346,206	402,794,938
0.625% 1/15/26		200,438,000	207,081,248

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,292,818,050

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
2.5% 2/15/45		175,000	169,866
2.5% 2/15/46		837,000	811,857
3% 5/15/45		328,157,000	352,512,484
3% 11/15/45		207,323,000	222,694,135
4.5% 2/15/36(g)		900,000	1,229,871
U.S. Treasury Notes:
0.75% 1/31/18		6,817,000	6,804,750
0.75% 2/15/19		2,250,000	2,235,058
1.125% 6/15/18		586,229,000	588,839,478
1.25% 11/15/18 (h)		10,200,000	10,270,125
1.25% 3/31/21		1,560,340,000	1,550,952,940
1.375% 4/30/20		22,903,000	23,019,301
1.375% 4/30/21		484,800,000	484,667,650
1.5% 2/28/23		271,063,000	268,574,642
1.625% 7/31/20 (i)		5,593,000	5,667,499
1.625% 2/15/26		3,449,000	3,378,268
2% 8/15/25		5,305,000	5,379,811
2.25% 11/15/25		1,800,000	1,863,774

TOTAL U.S. TREASURY OBLIGATIONS			3,529,071,509

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,777,703,060)			4,821,889,559

U.S. Government Agency - Mortgage Securities - 17.0%
Fannie Mae - 9.5%
2.005% 1/1/35 (c)		2,994	3,096
2.029% 1/1/35 (c)		254,367	263,026
2.099% 10/1/33 (c)		2,044	2,109
2.133% 2/1/33 (c)		1,726	1,783
2.15% 7/1/35 (c)		19,809	20,537
2.174% 3/1/35 (c)		22,709	23,507
2.222% 10/1/33 (c)		408,572	426,475
2.23% 7/1/34 (c)		31,419	32,738
2.24% 12/1/34 (c)		10,664	11,129
2.25% 10/1/34 (c)		1,365	1,404
2.302% 6/1/36 (c)		154,550	161,781
2.303% 10/1/33 (c)		17,008	17,605
2.305% 12/1/34 (c)		53,333	55,192
2.315% 1/1/35 (c)		178,845	186,217
2.315% 9/1/36 (c)		75,972	79,551
2.317% 5/1/36 (c)		175,215	183,900
2.361% 9/1/36 (c)		70,527	73,972
2.453% 5/1/35 (c)		219,761	230,944
2.5% 5/1/27 to 8/1/43		17,124,203	17,134,609
2.5% 6/1/31 (j)		39,300,000	40,289,523
2.509% 4/1/37 (c)		94,895	98,874
2.534% 5/1/36 (c)		140,950	148,679
2.545% 11/1/36 (c)		84,871	89,287
2.55% 3/1/33 (c)		90,572	94,631
2.557% 10/1/33 (c)		98,525	104,191
2.557% 6/1/42 (c)		264,015	273,879
2.564% 6/1/47 (c)		142,100	149,816
2.615% 7/1/35 (c)		107,392	112,838
2.627% 3/1/40 (c)		380,854	401,734
2.628% 7/1/37 (c)		174,505	184,776
2.662% 2/1/36 (c)		383,294	403,883
2.68% 6/1/36 (c)		318,999	337,609
2.685% 12/1/39 (c)		232,809	246,186
2.689% 2/1/42 (c)		1,761,964	1,838,745
2.69% 3/1/37 (c)		25,716	26,946
2.695% 12/1/35 (c)		237,056	250,111
2.757% 1/1/42 (c)		1,847,283	1,923,082
2.758% 7/1/34 (c)		198,863	211,073
2.78% 9/1/37 (c)		31,520	33,529
2.833% 3/1/35 (c)		59,052	62,388
2.835% 9/1/35 (c)		84,815	89,109
2.951% 11/1/40 (c)		158,518	166,900
2.98% 9/1/41 (c)		180,405	188,668
2.991% 10/1/41 (c)		80,586	84,116
3% 12/1/26 to 5/1/46		356,137,754	366,332,982
3% 6/1/31 (j)		11,600,000	12,090,079
3% 6/1/46 (j)		75,300,000	77,087,133
3% 7/1/46 (j)		75,300,000	76,925,351
3.007% 8/1/41 (c)		988,897	1,035,020
3.248% 7/1/41 (c)		265,991	279,540
3.347% 9/1/41 (c)		305,357	324,825
3.358% 10/1/41 (c)		134,576	141,074
3.468% 12/1/40 (c)		13,293,486	13,950,631
3.5% 3/1/25 to 5/1/46		602,380,847	634,201,411
3.5% 6/1/46 (j)		29,100,000	30,450,583
3.5% 6/1/46		35,000,000	36,624,413
3.5% 6/1/46		34,800,000	36,415,131
3.557% 7/1/41 (c)		344,632	363,202
4% 9/1/24 to 4/1/46		408,164,246	438,402,370
4.5% 2/1/33 to 4/1/45		176,777,115	193,460,470
4.5% 6/1/46 (j)		2,500,000	2,722,407
5% 3/1/18 to 3/1/45		178,620,345	199,843,637
5.204% 7/1/37 (c)		38,742	41,164
5.255% 8/1/41		2,849,954	3,185,339
5.5% 12/1/17 to 3/1/41		34,495,090	38,934,409
6% 2/1/17 to 1/1/42		16,674,369	19,202,637
6.5% 6/1/16 to 4/1/37		7,160,312	8,303,619
7% 9/1/21 to 7/1/37		1,527,951	1,791,532
7.5% 6/1/25 to 2/1/32		661,210	783,162
8% 12/1/17 to 3/1/37		14,114	17,216
8.5% 1/1/17 to 7/1/22		1,532	1,753
9.5% 6/1/18 to 9/1/21		13,354	14,245

TOTAL FANNIE MAE			2,259,645,483

Freddie Mac - 4.0%
1.773% 8/1/37 (c)		35,407	36,086
2.153% 1/1/36 (c)		81,958	84,798
2.175% 6/1/37 (c)		29,449	30,661
2.2% 3/1/37 (c)		17,157	17,755
2.207% 5/1/37 (c)		51,313	53,568
2.218% 2/1/37 (c)		178,108	185,162
2.232% 3/1/36 (c)		174,976	181,397
2.24% 12/1/35 (c)		258,645	268,400
2.285% 8/1/37 (c)		77,821	81,293
2.32% 3/1/35 (c)		69,193	71,309
2.356% 10/1/42 (c)		2,229,564	2,363,049
2.363% 6/1/33 (c)		211,161	220,922
2.368% 11/1/35 (c)		160,037	166,798
2.47% 3/1/36 (c)		172,931	180,153
2.489% 4/1/36 (c)		186,386	196,565
2.51% 6/1/37 (c)		24,766	26,080
2.54% 6/1/37 (c)		258,511	273,049
2.563% 5/1/37 (c)		69,281	73,301
2.626% 10/1/36 (c)		309,567	324,248
2.634% 10/1/35 (c)		124,760	130,797
2.636% 6/1/33 (c)		599,875	633,066
2.668% 4/1/37 (c)		50,037	52,729
2.67% 6/1/36 (c)		66,155	70,002
2.703% 6/1/37 (c)		50,087	52,697
2.763% 3/1/35 (c)		1,003,320	1,065,791
2.795% 7/1/36 (c)		72,733	77,349
2.845% 4/1/37 (c)		8,560	9,066
2.918% 3/1/33 (c)		2,097	2,214
3% 8/1/42 to 8/1/45		57,712,181	59,309,977
3% 6/1/46 (j)		116,450,000	119,163,728
3.063% 9/1/41 (c)		1,654,432	1,729,914
3.075% 12/1/36 (c)		318,236	338,525
3.205% 9/1/41 (c)		196,383	206,234
3.216% 4/1/41 (c)		213,006	223,100
3.29% 6/1/41 (c)		212,006	222,933
3.292% 7/1/41 (c)		1,008,604	1,057,993
3.391% 10/1/35 (c)		149,284	158,801
3.429% 12/1/40 (c)		6,568,976	6,884,572
3.433% 5/1/41 (c)		156,809	164,656
3.5% 6/1/32 to 5/1/46 (g)		365,580,430	384,502,905
3.632% 6/1/41 (c)		314,031	330,523
3.703% 5/1/41 (c)		251,038	264,418
4% 7/1/31 to 4/1/46		255,360,924	273,814,487
4.5% 6/1/25 to 1/1/45 (k)		28,684,795	31,412,709
5% 6/1/20 to 7/1/41		29,823,342	33,437,176
5.144% 4/1/38 (c)		212,893	225,691
5.5% 10/1/17 to 3/1/41		12,958,854	14,559,643
6% 7/1/16 to 12/1/37		3,301,892	3,769,656
6.5% 6/1/16 to 9/1/39		4,621,196	5,346,267
7% 6/1/21 to 9/1/36		1,411,682	1,663,478
7.5% 1/1/27 to 6/1/32		25,268	30,043
8% 7/1/16 to 1/1/37		47,085	57,396
8.5% 2/1/19 to 1/1/28		43,172	51,150
9% 5/1/17 to 10/1/20		72	76
9.5% 5/1/21 to 7/1/21		281	308
10% 11/15/18 to 11/1/20		107	116
11% 7/1/19 to 9/1/20		33	36

TOTAL FREDDIE MAC			945,854,816

Ginnie Mae - 3.5%
3% 6/15/42 to 4/15/45		62,794,648	65,088,849
3% 6/1/46 (j)		7,930,000	8,203,801
3% 6/1/46 (j)		41,300,000	42,725,977
3% 6/1/46 (j)		35,500,000	36,725,719
3% 6/1/46 (j)		2,900,000	3,000,129
3.5% 11/15/40 to 5/20/46		233,606,869	247,483,555
3.5% 6/1/46 (j)		107,700,000	113,670,845
3.5% 6/1/46 (j)		57,800,000	61,004,409
3.5% 6/1/46 (j)		7,500,000	7,915,797
4% 5/20/33 to 7/20/45		116,141,933	125,068,562
4.5% 6/20/33 to 8/15/41		76,197,727	83,501,771
5% 12/15/32 to 9/15/41		31,403,614	35,328,408
5.5% 4/15/29 to 9/15/39		5,212,846	5,945,819
6% 10/15/30 to 11/15/39		754,854	869,568
6.5% 3/20/31 to 11/15/37		400,628	468,441
7% 10/15/22 to 3/15/33		1,347,829	1,608,656
7.5% 1/15/17 to 9/15/31		612,149	717,778
8% 4/15/17 to 11/15/29		213,301	249,168
8.5% 10/15/21 to 1/15/31		37,590	45,481
9% 8/15/19 to 1/15/23		1,572	1,727
9.5% 12/15/20 to 2/15/25		640	708
10.5% 10/20/17 to 1/20/18		1,132	1,179
11% 9/20/19		674	750

TOTAL GINNIE MAE			839,627,097

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,013,167,926)			4,045,127,396

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (c)		$664,344	$604,370
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (c)		259,881	250,345
Airspeed Ltd. Series 2007-1A Class C1, 2.9345% 6/15/32 (b)(c)		3,255,532	865,971
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		9,311,213	9,326,210
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9363% 6/17/31 (b)(c)		1,265,000	1,214,389
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	152,573
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	449,561
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	597,369
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		931,000	954,655
Class XS, 0% 10/17/45 (b)(l)		695,917	0
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (c)		44,076	40,563
Series 2004-R2 Class M3, 1.2639% 4/25/34 (c)		89,819	66,532
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (c)		47,932	42,880
Series 2004-W11 Class M2, 1.496% 11/25/34 (c)		561,149	542,934
Series 2004-W7 Class M1, 1.2639% 5/25/34 (c)		1,465,204	1,343,785
Series 2006-W4 Class A2C, 0.606% 5/25/36 (c)		1,135,381	378,780
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2639% 4/25/34 (c)		1,630,476	1,410,953
Series 2006-HE2 Class M1, 0.816% 3/25/36 (c)		17,596	3,403
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		2,343,946	2,344,771
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (c)		1,802,588	1,002,580
CFC LLC Series 2013-1A Class B, 2.75% 11/15/18 (b)		2,622,968	2,631,978
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		5,036,577	5,032,567
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		8,127,744	8,103,093
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.696% 3/25/32 (c)		3,192	3,046
Series 2004-3 Class M4, 1.8939% 4/25/34 (c)		61,057	53,175
Series 2004-4 Class M2, 1.241% 6/25/34 (c)		95,410	88,294
Series 2004-7 Class AF5, 5.868% 1/25/35		2,617,374	2,682,269
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		268,440	278,518
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (c)		38,916	33,641
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (c)		290,872	275,685
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (c)		10,384	8,840
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		8,465,655	8,466,463
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (c)		948,695	823,466
Class M4, 1.466% 1/25/35 (c)		347,133	188,072
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (b)(c)		1,236,882	1,104,202
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (b)(c)		684,960	647,437
Class B, 0.7145% 11/15/34 (b)(c)		247,428	216,695
Class C, 0.8145% 11/15/34 (b)(c)		411,215	355,002
Class D, 1.1845% 11/15/34 (b)(c)		156,152	130,555
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		88,206	1,939
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (c)		257,502	239,017
Series 2003-3 Class M1, 1.736% 8/25/33 (c)		429,307	402,420
Series 2003-5 Class A2, 1.146% 12/25/33 (c)		32,929	30,680
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (c)		1,522,035	948,065
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.091% 12/17/30 (b)(c)		590,000	574,469
Series 2014-SFR1 Class F, 4.1863% 6/17/31 (b)(c)		557,000	539,742
Series 2014-SFR3 Class E, 4.936% 12/17/31 (b)(c)		206,000	207,007
Series 2014-SRF2 Class F, 4.4363% 9/17/31 (b)(c)		335,000	325,881
Series 2015-SFR2 Class E, 3.5859% 6/17/32 (b)(c)		485,000	467,121
Series 2015-SFR3 Class E, 4.186% 8/17/32 (b)(c)		5,116,000	5,037,786
Series 2015-SRF1 Class E, 4.6363% 3/17/32 (b)(c)		624,000	625,085
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7389% 7/25/36 (c)		165,782	75,725
Series 2007-CH1 Class AF3, 5.532% 11/25/36		7,459,528	7,485,860
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (c)		57,872	57,516
Series 2006-A Class 2C, 1.7801% 3/27/42 (c)		3,243,000	1,533,060
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.606% 11/25/36 (c)		4,473,664	1,831,611
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (c)		289,934	3,427
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (c)		106,427	88,953
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (c)		222,112	206,388
Series 2006-FF1 Class M2, 0.736% 8/25/36 (c)		13,300,000	12,783,714
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (c)		103,947	103,468
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (c)		1,444,969	1,391,097
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (c)		57,368	50,143
Series 2004-NC6 Class M3, 2.621% 7/25/34 (c)		14,903	14,397
Series 2004-NC8 Class M6, 2.321% 9/25/34 (c)		17,107	15,748
Series 2005-NC1 Class M1, 1.106% 1/25/35 (c)		225,272	203,459
Series 2005-NC2 Class B1, 2.201% 3/25/35 (c)		164,879	3,843
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (b)		24,643,340	24,586,906
Series 2016-1A Class A, 3.1294% 2/25/26 (b)		15,036,557	15,035,790
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (c)		1,426,957	1,331,837
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		3,557,324	3,560,507
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (c)		532,896	490,082
Class M4, 2.6139% 9/25/34 (c)		683,353	411,035
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (c)		1,475,804	1,317,361
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	167,978
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.396% 9/25/46 (b)(c)		250,000	59,258
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (c)		5,108	4,425
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,070,268
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (c)		689,125	641,013
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (c)		497,458	466,031
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		18,850,467	18,909,469
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (c)		38,802	33,249
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (c)		28,819	26,009
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (b)(c)		2,683,017	1,287,848
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		6,233,582	6,214,872
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.9382% 11/21/40 (b)(c)		94,800	92,716
Class D, 1.4682% 11/21/40 (b)(c)		305,000	253,644
TOTAL ASSET-BACKED SECURITIES
(Cost $165,410,660)			170,923,541

Collateralized Mortgage Obligations - 2.2%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.573% 6/27/36 (b)(c)		15,552,068	14,908,545
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.8841% 12/26/35 (b)(c)		3,460,478	3,498,069
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6321% 7/26/36 (b)(c)		2,508,091	2,375,417
Series 2013-RR4 Class 2A1, 2.9226% 5/26/47 (b)(c)		7,524,565	7,477,658
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.006% 1/25/35 (c)		891,903	859,011
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		11,064,395	11,024,412
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.2356% 10/26/37 (b)(c)		559,858	548,755
CSMC:
floater Series 2015-1R Class 6A1, 0.7118% 5/27/37 (b)(c)		11,519,082	10,553,050
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		8,336,103	8,238,224
Series 2014-3R Class 2A1, 1.133% 5/27/37 (b)(c)		1,487,644	1,402,372
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (c)		455,767	445,047
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		910,000	981,145
Series 2010-K7 Class B, 5.6244% 4/25/20 (b)(c)		1,000,000	1,099,316
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.2069% 3/25/37 (c)		772,388	748,290
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (c)		1,085,864	955,548
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (c)		1,040,039	960,609
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (c)		2,944,612	2,662,922
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		51,580	52,094
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		12,915,904	12,893,706
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.881% 3/26/37 (b)(c)		5,795,611	5,715,908
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (c)		802,426	771,928
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (b)(c)		319,196	278,447
Class B6, 3.2865% 6/10/35 (b)(c)		71,169	59,848
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (c)		21,687	21,167
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (c)		66,814	66,624
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.086% 9/25/43 (c)		10,795,642	10,361,386
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8475% 1/25/35 (c)		2,643,812	2,664,525
Series 2005-AR10 Class 2A15, 2.8248% 6/25/35 (c)		13,153,214	13,595,166
Series 2005-AR2:
Class 1A2, 2.8658% 3/25/35 (c)		1,625,631	1,495,088
Class 3A1, 2.8552% 3/25/35 (c)		23,220,493	23,320,833
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.6583% 6/27/36 (b)(c)		2,673,532	2,627,889

TOTAL PRIVATE SPONSOR			142,662,999

U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.246% 2/25/32 (c)		29,269	29,602
Series 2002-39 Class FD, 1.4362% 3/18/32 (c)		48,046	48,875
Series 2002-60 Class FV, 1.446% 4/25/32 (c)		61,841	63,019
Series 2002-63 Class FN, 1.446% 10/25/32 (c)		83,827	85,390
Series 2002-7 Class FC, 1.196% 1/25/32 (c)		30,882	31,486
Series 2002-94 Class FB, 0.846% 1/25/18 (c)		25,853	25,894
Series 2003-118 Class S, 7.654% 12/25/33 (c)(l)(m)		969,064	224,175
Series 2006-104 Class GI, 6.234% 11/25/36 (c)(l)(m)		723,540	147,357
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		46,121	50,253
Series 1993-207 Class H, 6.5% 11/25/23		558,171	621,489
Series 1996-28 Class PK, 6.5% 7/25/25		180,013	200,611
Series 1999-17 Class PG, 6% 4/25/29		478,120	522,339
Series 1999-32 Class PL, 6% 7/25/29		429,958	470,509
Series 1999-33 Class PK, 6% 7/25/29		281,744	308,760
Series 2001-52 Class YZ, 6.5% 10/25/31		34,473	40,131
Series 2002-9 Class PC, 6% 3/25/17		8,115	8,232
Series 2003-28 Class KG, 5.5% 4/25/23		320,268	346,330
Series 2004-21 Class QE, 4.5% 11/25/32		37,598	38,145
Series 2005-102 Class CO, 11/25/35 (n)		260,790	241,475
Series 2005-73 Class SA, 16.3904% 8/25/35 (c)(m)		97,869	125,914
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	493,159
Series 2006-105 Class MD, 5.5% 6/25/35		71,030	71,583
Series 2006-12 Class BO, 10/25/35 (n)		1,128,022	1,063,919
Series 2006-37 Class OW, 5/25/36 (n)		121,207	110,817
Series 2006-45 Class OP, 6/25/36 (n)		343,119	307,988
Series 2006-62 Class KP, 4/25/36 (n)		508,883	471,343
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		92,723	109,165
Series 1999-25 Class Z, 6% 6/25/29		368,749	418,860
Series 2001-20 Class Z, 6% 5/25/31		501,826	549,043
Series 2001-31 Class ZC, 6.5% 7/25/31		262,600	302,877
Series 2002-16 Class ZD, 6.5% 4/25/32		133,403	155,410
Series 2002-74 Class SV, 7.104% 11/25/32 (c)(l)		629,569	120,711
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		3,436,119	436,061
Series 06-116 Class SG, 6.194% 12/25/36 (c)(l)(m)		458,714	89,183
Series 07-40 Class SE, 5.994% 5/25/37 (c)(l)(m)		304,643	51,107
Series 1993-165 Class SH, 18.5383% 9/25/23 (c)(m)		22,420	30,121
Series 2003-21 Class SK, 7.654% 3/25/33 (c)(l)(m)		78,526	15,907
Series 2003-35 Class TQ, 7.054% 5/25/18 (c)(l)(m)		27,151	1,283
Series 2005-72 Class ZC, 5.5% 8/25/35		3,156,523	3,547,439
Series 2007-57 Class SA, 37.944% 6/25/37 (c)(m)		233,237	493,161
Series 2007-66:
Class SA, 36.924% 7/25/37 (c)(m)		348,780	702,235
Class SB, 36.924% 7/25/37 (c)(m)		155,668	301,114
Series 2007-75 Class JI, 6.099% 8/25/37 (c)(l)		10,869,182	1,964,483
Series 2008-12 Class SG, 5.904% 3/25/38 (c)(l)(m)		2,006,399	362,233
Series 2009-114 Class AI, 5% 12/25/23 (l)		233,607	5,875
Series 2009-16 Class SA, 5.804% 3/25/24 (c)(l)(m)		75,737	1,370
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		119,421	3,896
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		180,578	12,068
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		274,043	17,592
Series 2010-112 Class SG, 5.914% 6/25/21 (c)(l)(m)		217,580	12,860
Series 2010-12 Class AI, 5% 12/25/18 (l)		555,806	20,078
Series 2010-135 Class LS, 5.604% 12/25/40 (c)(l)(m)		1,839,497	316,973
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,817,319	228,138
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		165,167	8,326
Series 2010-23:
Class AI, 5% 12/25/18 (l)		221,538	7,620
Class HI, 4.5% 10/25/18 (l)		168,161	5,995
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		507,609	16,733
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		602,904	37,215
Series 2011-39 Class ZA, 6% 11/25/32		1,239,666	1,415,897
Series 2011-67 Class AI, 4% 7/25/26 (l)		552,683	57,616
Series 2011-83 Class DI, 6% 9/25/26 (l)		846,583	101,961
Series 2013-N1 Class A, 6.274% 6/25/35 (c)(l)(m)		1,483,257	352,781
Series 2015-42 Class LS, 5.754% 6/25/45 (c)(l)(m)		19,170,119	3,383,403
Series 2015-70 Class JC, 3% 10/25/45		10,326,456	10,722,327
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		77,568	2,624
Class 5, 5.5% 7/25/33 (l)		269,496	59,230
Series 343 Class 16, 5.5% 5/25/34 (l)		225,204	37,516
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		163,570	35,621
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		109,879	19,514
Class 13, 6% 3/25/34 (l)		143,987	28,937
Series 359 Class 19, 6% 7/25/35 (c)(l)		99,909	17,592
Series 384 Class 6, 5% 7/25/37 (l)		1,278,684	250,063
Freddie Mac:
floater:
Series 2412 Class FK, 1.2345% 1/15/32 (c)		24,371	24,644
Series 2423 Class FA, 1.3345% 3/15/32 (c)		32,096	32,587
Series 2424 Class FM, 1.4345% 3/15/32 (c)		35,015	35,688
Series 2432:
Class FE, 1.3345% 6/15/31 (c)		59,170	60,103
Class FG, 1.3345% 3/15/32 (c)		19,381	19,675
floater target amortization class Series 3366 Class FD, 0.6845% 5/15/37 (c)		1,356,056	1,348,769
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (n)		961,476	860,773
Series 2095 Class PE, 6% 11/15/28		528,161	579,501
Series 2101 Class PD, 6% 11/15/28		50,928	55,622
Series 2121 Class MG, 6% 2/15/29		209,581	229,202
Series 2131 Class BG, 6% 3/15/29		1,432,991	1,571,560
Series 2137 Class PG, 6% 3/15/29		230,784	252,662
Series 2154 Class PT, 6% 5/15/29		367,182	401,521
Series 2162 Class PH, 6% 6/15/29		87,049	94,935
Series 2425 Class JH, 6% 3/15/17		14,496	14,723
Series 2520 Class BE, 6% 11/15/32		492,098	539,933
Series 2585 Class KS, 7.1656% 3/15/23 (c)(l)(m)		31,732	3,849
Series 2693 Class MD, 5.5% 10/15/33		5,513,229	6,217,816
Series 2802 Class OB, 6% 5/15/34		927,305	1,038,359
Series 2937 Class KC, 4.5% 2/15/20		1,022,989	1,058,567
Series 2962 Class BE, 4.5% 4/15/20		1,083,947	1,129,681
Series 3002 Class NE, 5% 7/15/35		1,342,326	1,472,854
Series 3110 Class OP, 9/15/35 (n)		634,822	595,661
Series 3119 Class PO, 2/15/36 (n)		1,080,248	980,842
Series 3121 Class KO, 3/15/36 (n)		206,957	186,824
Series 3123 Class LO, 3/15/36 (n)		616,712	558,979
Series 3145 Class GO, 4/15/36 (n)		605,752	574,855
Series 3189 Class PD, 6% 7/15/36		1,370,298	1,547,355
Series 3225 Class EO, 10/15/36 (n)		365,606	328,019
Series 3258 Class PM, 5.5% 12/15/36		598,772	671,355
Series 3415 Class PC, 5% 12/15/37		505,852	550,044
Series 3786 Class HI, 4% 3/15/38 (l)		1,636,685	158,706
Series 3806 Class UP, 4.5% 2/15/41		3,326,294	3,569,714
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,702,408
sequential payer:
Series 2135 Class JE, 6% 3/15/29		98,956	108,227
Series 2274 Class ZM, 6.5% 1/15/31		115,213	132,753
Series 2281 Class ZB, 6% 3/15/30		285,408	310,960
Series 2303 Class ZV, 6% 4/15/31		127,637	140,091
Series 2357 Class ZB, 6.5% 9/15/31		859,840	1,005,679
Series 2502 Class ZC, 6% 9/15/32		251,078	276,982
Series 2519 Class ZD, 5.5% 11/15/32		430,323	467,055
Series 2546 Class MJ, 5.5% 3/15/23		201,385	214,327
Series 2601 Class TB, 5.5% 4/15/23		96,051	104,875
Series 2998 Class LY, 5.5% 7/15/25		267,911	292,581
Series 06-3115 Class SM, 6.1656% 2/15/36 (c)(l)(m)		405,353	71,621
Series 2013-4281 Class AI, 4% 12/15/28 (l)		5,865,736	599,964
Series 2844:
Class SC, 43.9761% 8/15/24 (c)(m)		12,579	20,815
Class SD, 80.8021% 8/15/24 (c)(m)		18,505	41,658
Series 2935 Class ZK, 5.5% 2/15/35		4,367,748	4,961,446
Series 2947 Class XZ, 6% 3/15/35		1,526,188	1,731,291
Series 3055 Class CS, 6.1556% 10/15/35 (c)(l)		560,414	102,445
Series 3244 Class SG, 6.2256% 11/15/36 (c)(l)(m)		1,334,422	297,235
Series 3284 Class CI, 5.6856% 3/15/37 (c)(l)		3,187,439	603,630
Series 3287 Class SD, 6.3156% 3/15/37 (c)(l)(m)		2,041,558	427,312
Series 3297 Class BI, 6.3256% 4/15/37 (c)(l)(m)		3,011,305	633,427
Series 3336 Class LI, 6.1456% 6/15/37 (c)(l)		1,010,566	159,039
Series 3772 Class BI, 4.5% 10/15/18 (l)		612,077	24,065
Series 3949 Class MK, 4.5% 10/15/34		958,430	1,035,005
Series 3955 Class YI, 3% 11/15/21 (l)		3,199,100	174,037
Series 4471 Class PA 4% 12/15/40		13,205,769	14,000,573
target amortization class Series 2156 Class TC, 6.25% 5/15/29		295,989	326,248
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.3345% 2/15/24 (c)		120,007	121,296
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		205,783	225,493
Series 2056 Class Z, 6% 5/15/28		416,756	456,191
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,489,438	10,406,053
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2556% 6/16/37 (c)(l)(m)		584,869	96,910
Series 2010-H03 Class FA, 0.987% 3/20/60 (c)(o)		6,705,600	6,678,093
Series 2010-H17 Class FA, 0.767% 7/20/60 (c)(o)		720,202	710,731
Series 2010-H18 Class AF, 0.7374% 9/20/60 (c)(o)		882,293	869,876
Series 2010-H19 Class FG, 0.7374% 8/20/60 (c)(o)		1,005,396	991,520
Series 2010-H27 Series FA, 0.8174% 12/20/60 (c)(o)		1,728,774	1,709,035
Series 2011-H05 Class FA, 0.9374% 12/20/60(c)(o)		2,796,392	2,779,506
Series 2011-H07 Class FA, 0.9374% 2/20/61 (c)(o)		5,380,255	5,349,619
Series 2011-H12 Class FA, 0.9274% 2/20/61 (c)(o)		7,100,179	7,056,812
Series 2011-H13 Class FA, 0.9374% 4/20/61 (c)(o)		2,688,175	2,672,273
Series 2011-H14:
Class FB, 0.9374% 5/20/61 (c)(o)		3,122,122	3,101,435
Class FC, 0.9374% 5/20/61 (c)(o)		2,811,237	2,793,593
Series 2011-H17 Class FA, 0.9674% 6/20/61 (c)(o)		3,723,346	3,705,860
Series 2011-H21 Class FA, 1.0374% 10/20/61 (c)(o)		7,185,545	7,167,541
Series 2012-H01 Class FA, 1.1374% 11/20/61 (c)(o)		3,533,732	3,537,274
Series 2012-H03 Class FA, 1.1374% 1/20/62 (c)(o)		2,259,286	2,261,568
Series 2012-H06 Class FA, 1.0674% 1/20/62 (c)(o)		3,452,701	3,447,479
Series 2012-H07 Class FA, 1.0674% 3/20/62 (c)(o)		2,059,179	2,056,391
Series 2012-H23 Class WA, 0.9574% 10/20/62 (c)(o)		1,765,439	1,755,030
Series 2012-H26, Class CA, 0.9674% 7/20/60 (c)(o)		7,423,482	7,404,353
Series 2013-H07 Class BA, 0.7974% 3/20/63 (c)(o)		2,951,276	2,913,424
Series 2014-H03 Class FA, 1.0374% 1/20/64 (c)(o)		3,277,364	3,268,348
Series 2014-H05 Class FB, 1.0374% 12/20/63 (c)(o)		8,593,787	8,567,784
Series 2014-H11 Class BA, 0.9374% 6/20/64 (c)(o)		13,048,436	12,961,346
Series 2014-H20 Class BF, 0.9374% 9/20/64 (c)(o)		41,937,972	41,648,344
Series 2015-H13 Class FL, 0.7174% 5/20/63 (c)(o)		18,610,479	18,535,852
Series 2015-H19 Class FA, 0.6374% 4/20/63 (c)(o)		17,177,266	17,088,798
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		495,230	567,384
Series 1997-8 Class PE, 7.5% 5/16/27		208,656	247,415
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,310,415	132,811
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,003,761	2,210,799
Series 2004-32 Class GS, 6.0656% 5/16/34 (c)(l)(m)		312,073	64,253
Series 2004-73 Class AL, 6.7656% 8/17/34 (c)(l)(m)		377,291	92,637
Series 2007-35 Class SC, 37.5933% 6/16/37 (c)(m)		24,922	48,594
Series 2010-98 Class HS, 6.1616% 8/20/40 (c)(l)		2,399,934	425,706
Series 2010-H10 Class FA, 0.767% 5/20/60 (c)(o)		2,295,498	2,265,946
Series 2011-94 Class SA, 5.6616% 7/20/41 (c)(l)(m)		2,219,180	353,203
Series 2012-76 Class GS, 6.2656% 6/16/42 (c)(l)(m)		1,246,132	261,328
Series 2012-97 Class JS, 5.8156% 8/16/42 (c)(l)(m)		3,972,014	707,715
Series 2013-124:
Class ES, 8.0821% 4/20/39 (c)(m)		4,117,138	4,484,491
Class ST, 8.2154% 8/20/39 (c)(m)		7,781,810	8,887,663
Series 2013-147 Class A/S, 5.7116% 10/20/43 (c)(l)		3,459,936	538,879
Series 2013-160 Class MS, 5.7616% 9/20/32 (c)(l)(m)		5,335,819	1,037,562
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		32,026,471	32,510,554
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		27,079,051	27,497,022
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		6,250,474	6,337,506
Class JA, 2.5% 6/20/65 (o)		29,562,941	29,982,445
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.1116% 7/20/40 (c)(l)		2,102,545	368,107

TOTAL U.S. GOVERNMENT AGENCY			392,069,984

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $532,838,707)			534,732,983

Commercial Mortgage Securities - 5.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	199,552
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	127,835
Series 1997-D5 Class PS1, 1.6025% 2/14/43 (c)(l)		326,518	1,320
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,457,112
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		16,601,694	16,580,364
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,000,356
Series 2006-6 Class A3, 5.369% 10/10/45		130,747	130,737
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)		13,580,394	13,566,521
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		30,662	30,758
Series 2005-1 Class CJ, 5.5164% 11/10/42 (c)		98,979	98,874
Series 2005-5 Class D, 5.5595% 10/10/45 (c)		700,125	699,952
Series 2007-2 Class A4, 5.7898% 4/10/49 (c)		7,840,274	7,900,866
Series 2007-3 Class A4, 5.7164% 6/10/49 (c)		16,181,789	16,501,494
Series 2008-1 Class D, 6.4763% 2/10/51 (b)(c)		125,000	95,183
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		6,487,822	6,596,686
Bank of America Commercial Mortgage Trust:
Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	191,754
Series 2016-UB10 Class XA, 2.0127% 6/15/49 (c)(l)		46,500,000	6,021,750
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		1,782,000	1,644,678
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (b)(c)		27,719	25,359
Series 2005-4A:
Class A2, 0.836% 1/25/36 (b)(c)		711,285	607,958
Class B1, 1.846% 1/25/36 (b)(c)		30,629	23,181
Class M1, 0.896% 1/25/36 (b)(c)		229,447	182,888
Class M2, 0.916% 1/25/36 (b)(c)		68,834	53,215
Class M3, 0.946% 1/25/36 (b)(c)		100,527	74,523
Class M4, 1.056% 1/25/36 (b)(c)		55,597	40,305
Class M5, 1.096% 1/25/36 (b)(c)		55,597	40,412
Class M6, 1.146% 1/25/36 (b)(c)		59,050	43,064
Series 2006-3A Class M4, 0.876% 10/25/36 (b)(c)		29,036	3,601
Series 2007-1 Class A2, 0.716% 3/25/37 (b)(c)		455,511	387,995
Series 2007-2A:
Class A1, 0.716% 7/25/37 (b)(c)		480,824	406,255
Class A2, 0.766% 7/25/37 (b)(c)		449,265	358,068
Class M1, 0.816% 7/25/37 (b)(c)		157,757	120,199
Class M2, 0.856% 7/25/37 (b)(c)		86,205	60,622
Class M3, 0.936% 7/25/37 (b)(c)		66,533	42,267
Series 2007-3:
Class A2, 0.736% 7/25/37 (b)(c)		430,134	343,823
Class M1, 0.756% 7/25/37 (b)(c)		93,421	70,889
Class M2, 0.786% 7/25/37 (b)(c)		100,130	73,023
Class M3, 0.816% 7/25/37 (b)(c)		157,781	81,411
Class M4, 0.946% 7/25/37 (b)(c)		247,739	91,313
Class M5, 1.046% 7/25/37 (b)(c)		119,489	16,185
Series 2007-4A Class M1, 1.396% 9/25/37 (b)(c)		104,016	31,052
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,524,393	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	605,234
Series 2007-PW16 Class A4, 5.9113% 6/11/40 (c)		837,468	858,900
Series 2006-T22 Class B, 5.894% 4/12/38 (b)(c)		182,598	183,153
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5575% 3/11/39 (c)		450,000	435,047
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		674,236	710,135
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.4676% 8/15/29 (b)(c)		832,000	765,093
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1845% 8/15/26 (b)(c)		700,000	699,232
BWAY Mortgage Trust Series 2015-1740 Class E, 3.9516% 1/13/35 (b)(c)		1,000,000	916,670
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (b)(c)		105,612	103,058
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.434% 11/15/19 (b)(c)		2,788,000	2,761,995
Class F, 3.0177% 11/15/19 (b)(c)		392,000	371,643
Class MZA, 6.4105% 11/15/19 (b)(c)		2,332,000	2,317,426
Class MZB, 8.1559% 11/15/29 (b)(c)		1,158,000	1,148,383
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)		588,000	552,715
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.833% 12/15/27 (b)(c)		18,437,051	18,448,875
Class DPA, 3.433% 12/15/27 (b)(c)		6,164,000	5,990,682
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.76% 12/15/47 (b)(c)		750,000	854,157
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9218% 6/15/31 (b)(c)		511,000	477,979
Class YTC3, 2.9218% 6/15/31 (b)(c)		184,000	170,959
Series 2014-FL1, 2.9218% 6/15/31 (b)(c)		511,000	481,198
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		1,133,000	1,061,984
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.1828% 2/15/33(b)(c)		294,000	297,685
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		795,772	828,576
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	441,959
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.274% 9/10/46 (b)(c)		1,927,000	1,819,839
Series 2015-SHP2 Class E, 4.783% 7/15/27 (b)(c)		693,000	646,264
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		4,168,807	4,180,469
Series 2007-CD4 Class A4, 5.322% 12/11/49		23,902,326	24,199,382
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	104,471
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,447
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,703
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,313
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,062
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	24,757
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	109,102
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.5859% 8/13/27 (b)(c)		735,000	714,333
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	994,735
Series 2012-CR5 Class D, 4.4821% 12/10/45 (b)(c)		740,000	709,997
Series 2013-CR10:
Class C, 4.9496% 8/10/46 (b)(c)		270,000	277,171
Class D, 4.9496% 8/10/46 (b)(c)		790,000	678,496
Class XA, 1.1189% 8/10/46 (c)(l)		35,737,342	1,466,214
Series 2013-CR12 Class D, 5.2533% 10/10/46 (b)(c)		1,680,000	1,520,390
Series 2013-CR9:
Class C, 4.3995% 7/10/45 (b)(c)		525,000	528,150
Class D, 4.3995% 7/10/45 (b)(c)		252,000	226,352
Series 2013-LC6 Class D, 4.4277% 1/10/46 (b)(c)		1,250,000	1,122,843
Series 2014-CR15 Class D, 4.9158% 2/10/47 (b)(c)		258,000	224,384
Series 2014-CR17 Class D, 4.959% 5/10/47 (b)(c)		567,000	484,169
Series 2014-CR19 Class XA, 1.443% 8/10/47 (c)(l)		70,649,669	4,565,565
Series 2014-CR20 Class XA, 1.3535% 11/10/47 (c)(l)		167,540,003	11,286,332
Series 2014-LC17 Class XA, 1.1574% 10/10/47 (c)(l)		51,554,447	2,468,906
Series 2014-UBS2 Class D, 5.1822% 3/10/47 (b)(c)		844,000	705,422
Series 2014-UBS4 Class XA, 1.4236% 8/10/47 (c)(l)		45,362,268	3,026,992
Series 2014-UBS6 Class XA, 1.2154% 12/10/47 (c)(l)		128,819,208	7,801,935
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		1,500,000	1,301,645
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	430,682
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2845% 4/15/17 (b)(c)		126,140	125,693
Series 2005-LP5 Class F, 4.9992% 5/10/43 (b)(c)		1,290,000	1,288,109
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		1,129,425	1,100,153
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32		656,127	684,772
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5419% 5/15/45 (c)		850,000	916,495
Class D, 5.5419% 5/15/45 (b)(c)		1,510,000	1,442,900
Series 2012-CR2:
Class E, 5.0167% 8/15/45 (b)(c)		1,727,000	1,591,315
Class F, 4.25% 8/15/45 (b)		1,418,000	1,138,536
Series 2012-LC4:
Class C, 5.8189% 12/10/44 (c)		260,000	281,609
Class D, 5.6436% 12/10/44 (b)(c)		1,437,000	1,450,322
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	277,040
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		625,000	566,944
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		483,000	422,723
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		1,566,000	1,325,335
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (c)		27,691	27,643
Series 2007-C3 Class A4, 5.8882% 6/15/39 (c)		16,584,995	16,883,782
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,269,796	1,313,178
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		894,539	922,788
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		157,549	159,348
Class G, 6.75% 11/15/30 (b)		180,000	185,503
Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (b)(c)(l)		442	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		131,620	131,829
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (b)(c)		3,043,000	2,975,733
Class C, 2.6828% 3/15/17 (b)(c)		2,964,000	2,883,185
Class D, 3.6328% 3/15/17 (b)(c)		4,485,000	4,384,072
Class E, 4.5828% 3/15/17 (b)(c)		20,318,000	19,861,056
CSMC Trust floater Series 2015-DEAL:
Class E, 4.434% 4/15/29 (b)(c)		724,000	681,570
Class F, 5.184% 4/15/29 (b)(c)		989,000	918,478
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,347,469
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.867% 11/10/46 (b)(c)		500,000	534,203
Class E, 5.867% 11/10/46 (b)(c)		1,810,000	1,926,897
Class F, 5.867% 11/10/46 (b)(c)		1,560,000	1,531,014
Class G, 4.652% 11/10/46 (b)		1,948,000	1,748,528
Class XB, 0.3775% 11/10/46 (b)(c)(l)		20,920,000	275,159
Series 2011-LC3A Class D, 5.6276% 8/10/44 (b)(c)		462,000	474,175
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	1,005,770
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6635% 12/25/43 (c)(l)		1,640,000	168,185
Series K012 Class X3, 2.3286% 1/25/41 (c)(l)		1,770,277	161,223
Series K013 Class X3, 2.8134% 1/25/43 (c)(l)		820,000	91,834
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,885,645
Series K034 Class A2, 3.531% 7/25/23		20,251,185	22,114,928
Series K035 Class A2, 3.458% 8/25/23		2,961,000	3,218,121
Series K032 Class A2, 3.31% 5/25/23		4,715,000	5,081,370
Series K036 Class A2, 3.527% 10/25/23		7,763,000	8,476,491
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	66,087
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24		4,722,000	5,123,363
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3692% 9/25/45 (b)(c)		1,815,000	1,987,787
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		500,000	537,003
Series 2011-K11 Class B, 4.5722% 12/25/48 (b)(c)		750,000	800,041
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (b)(c)		18,910,000	19,267,569
Class CFX, 3.4949% 12/15/19 (b)(c)		14,152,000	14,104,878
Class DFX, 3.4949% 12/15/19 (b)(c)		11,994,000	11,728,726
Class EFX, 3.4949% 12/15/19 (b)(c)		1,750,000	1,637,550
Class FFX, 3.4949% 12/15/19 (b)(c)		383,000	351,941
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	43,085,514
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		10,635,913	10,809,330
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		300,628	268,933
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		160,102	164,784
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	755,922
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1828% 2/15/27 (b)(c)		291,000	282,521
Class E, 4.2828% 2/15/27 (b)(c)		378,000	357,961
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		357,000	328,936
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		15,280,531	15,485,193
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (c)		272,697	272,551
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2172% 8/10/43 (b)(c)		1,255,000	1,335,270
Class E, 4% 8/10/43 (b)		1,240,000	1,135,987
Class F, 4% 8/10/43 (b)		894,000	756,256
Class X, 1.591% 8/10/43 (b)(c)(l)		5,031,064	247,885
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4328% 7/15/31 (b)(c)		614,960	606,404
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		3,182,780	3,190,484
Series 2010-C2:
Class D, 5.3575% 12/10/43 (b)(c)		720,000	725,566
Class XA, 0.3397% 12/10/43 (b)(c)(l)		3,299,721	21,811
Series 2011-GC3 Class D, 5.8154% 3/10/44 (b)(c)		294,000	310,937
Series 2011-GC5:
Class C, 5.4889% 8/10/44 (b)(c)		1,050,000	1,128,011
Class D, 5.4889% 8/10/44 (b)(c)		1,143,000	1,151,321
Class E, 5.4889% 8/10/44 (b)(c)		210,000	181,790
Class F, 4.5% 8/10/44 (b)		1,020,000	760,703
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		945,000	906,960
Class E, 5% 1/10/45 (b)(c)		412,000	345,528
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	291,576
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		630,000	667,501
Class D, 5.9069% 5/10/45 (b)(c)		2,162,000	2,025,522
Class E, 5% 5/10/45 (b)		1,311,000	1,061,432
Class F, 5% 5/10/45 (b)		2,079,000	1,502,394
Series 2012-GCJ9:
Class D, 5.0154% 11/10/45 (b)(c)		1,972,000	1,776,865
Class E, 5.0154% 11/10/45 (b)(c)		1,290,000	972,930
Series 2013-GC10 Class D, 4.5573% 2/10/46 (b)(c)		899,000	787,932
Series 2013-GC12 Class D, 4.6147% 6/10/46 (b)(c)		219,000	184,779
Series 2013-GC13 Class D, 4.2035% 7/10/46 (b)(c)		1,858,000	1,539,959
Series 2013-GC16:
Class C, 5.4931% 11/10/46 (c)		662,844	706,260
Class D, 5.4931% 11/10/46 (b)(c)		1,009,000	888,572
Class F, 3.5% 11/10/46 (b)		999,000	676,624
Series 2015-GC34 Class XA, 1.5329% 10/10/48 (c)(l)		29,509,453	2,636,699
Series 2016-GS2 Class C, 4.681% 5/10/49 (c)		699,000	718,010
Series 2016-RENT:
Class E, 4.202% 2/10/29 (b)(c)		409,000	376,184
Class F, 4.202% 2/10/29 (b)(c)		1,520,000	1,369,513
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.6828% 7/15/29 (b)(c)		617,000	576,709
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,463,021
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,831,957
Class EFX, 4.6017% 11/5/30 (b)(c)		2,000,000	2,005,575
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9227% 11/15/29 (b)(c)		406,000	381,113
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7125% 9/15/47 (b)(c)		525,000	408,450
Series 2015-C30 Class XA, 0.8637% 7/15/48 (c)(l)		84,882,006	3,345,438
Series 2015-C32 Class C, 4.8189% 11/15/48 (c)		846,000	772,559
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (b)(c)		500,000	499,969
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	470,286
Series 2003-C1 Class F, 5.614% 1/12/37 (b)(c)		250,000	245,536
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	440,215
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,183,001
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	779,096
Series 2012-CBX:
Class C, 5.3938% 6/15/45 (c)		250,000	262,809
Class D, 5.3938% 6/16/45 (b)(c)		690,000	691,065
Class E, 5.3938% 6/15/45 (b)(c)		811,000	800,001
Class F, 4% 6/15/45 (b)		820,000	649,658
Class G 4% 6/15/45 (b)		1,079,000	757,131
Class XA, 1.8753% 6/15/45 (c)(l)		159,339,739	9,710,116
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.3345% 4/15/27 (b)(c)		3,000,000	2,923,673
Class C, 2.0845% 4/15/27 (b)(c)		4,460,000	4,345,636
Class D, 2.6845% 4/15/27 (b)(c)		9,517,000	9,234,819
Series 2014-INN:
Class E, 4.034% 6/15/29 (b)(c)		683,000	662,143
Class F, 4.434% 6/15/29 (b)(c)		1,006,000	954,380
Series 2015-CSMO Class D, 3.7328% 1/15/32 (b)(c)		2,184,000	2,152,579
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45		7,501,487	7,512,630
Class A4, 5.552% 5/12/45		2,399,986	2,400,099
Series 2006-CB17 Class A4, 5.429% 12/12/43		5,656,577	5,699,176
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		3,335,378	3,334,233
Series 2006-LDP9 Class A3, 5.336% 5/15/47		8,394,236	8,482,636
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,234,701	2,267,682
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (c)		12,106,333	12,373,075
Series 2007-LD11 Class A4, 5.929% 6/15/49 (c)		29,428,107	29,972,615
Series 2007-LDPX Class A3, 5.42% 1/15/49		23,117,869	23,499,032
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	164,508
Series 2004-LN2 Class D, 5.565% 7/15/41 (c)		420,000	43,386
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	658,871
Class F, 5.01% 7/15/42 (c)		189,000	168,429
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		103,508	2
Series 2011-C3:
Class E, 5.7878% 2/15/46 (b)(c)		471,000	487,854
Class J, 4.409% 2/15/46 (b)(c)		106,000	84,092
Series 2011-C4:
Class E, 5.6611% 7/15/46 (b)(c)		1,130,000	1,155,218
Class F, 3.873% 7/15/46 (b)		105,000	92,495
Class H, 3.873% 7/15/46 (b)		674,250	492,086
Class NR, 3.873% 7/15/46 (b)		385,000	227,605
Class TAC2, 7.99% 7/15/46 (b)		671,000	689,034
Series 2011-C5:
Class B. 5.5% 8/15/46 (b)(c)		1,140,000	1,257,786
Class C, 5.5% 8/15/46 (b)(c)		1,102,648	1,184,316
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,162,154
Class D, 4.3789% 4/15/46 (c)		1,666,000	1,510,100
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,000,684
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	786,220
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	1,025,344
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		945,000	847,263
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,161,838
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (c)		18,546,528	19,286,892
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6:
Class A4, 5.372% 9/15/39		568,896	569,863
Class AM, 5.413% 9/15/39		1,500,000	1,509,117
Series 2006-C7 Class AM, 5.378% 11/15/38		160,000	161,520
Series 2007-C1 Class A4, 5.424% 2/15/40		15,999,916	16,217,080
Series 2007-C2 Class A3, 5.43% 2/15/40		3,214,924	3,266,218
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		56,666	56,688
Series 2006-C4:
Class AJ, 6.1155% 6/15/38 (c)		1,060,000	1,058,648
Class AM, 6.1155% 6/15/38 (c)		500,000	500,023
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,834,036	1,868,913
Series 2007-C7 Class A3, 5.866% 9/15/45		12,535,741	13,138,421
Liberty Street Trust Series 2016-225L Class D, 4.8034% 2/10/36 (b)(c)		588,000	593,581
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.2328% 9/15/28 (b)(c)		15,073,759	15,055,998
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0408% 1/20/41 (b)(c)		256,000	245,846
Class E, 5.0408% 1/20/41 (b)(c)		400,000	357,420
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3803% 10/12/39 (b)(c)	CAD	320,000	244,064
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		156,763	156,590
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (b)(c)		463,030	462,059
Series 2006-C1 Class AJ, 5.9211% 5/12/39 (c)		1,399,202	1,396,208
Series 2007-C1 Class A4, 6.0258% 6/12/50 (c)		9,429,517	9,654,049
Series 2008-C1 Class A4, 5.69% 2/12/51		2,830,000	2,951,294
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (c)		673,974	678,414
Series 2007-5 Class A4, 5.378% 8/12/48		16,562,493	16,793,156
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,942,796
Series 2007-7 Class A4, 5.81% 6/12/50 (c)		5,981,252	6,170,762
Series 2007-6 Class B, 5.635% 3/12/51 (c)		1,902,000	533,901
Series 2007-8 Class A3, 6.0713% 8/12/49 (c)		1,626,853	1,680,263
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	672,014
Series 2012-C6 Class D, 4.8118% 11/15/45 (b)(c)		1,357,000	1,332,132
Series 2013-C12 Class D, 4.9248% 10/15/46 (b)(c)		1,000,000	931,409
Series 2013-C13:
Class D, 5.0551% 11/15/46 (b)(c)		1,019,000	932,888
Class E, 5.0551% 11/15/46 (b)(c)		887,000	709,523
Series 2013-C7:
Class D, 4.4359% 2/15/46 (b)(c)		810,000	729,345
Class E, 4.4359% 2/15/46 (b)(c)		340,000	266,980
Series 2013-C8 Class D, 4.1972% 12/15/48 (b)(c)		400,000	352,583
Series 2013-C9:
Class C, 4.2066% 5/15/46 (c)		620,000	624,145
Class D, 4.2946% 5/15/46 (b)(c)		1,740,000	1,550,128
Series 2014-C17 Class XA, 1.423% 8/15/47 (c)(l)		178,016,430	11,244,212
Series 2015-C25 Class XA, 1.3045% 10/15/48 (c)(l)		47,805,834	3,653,900
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.634% 7/15/19 (b)(c)		357,716	357,111
Class J, 0.8628% 7/15/19 (b)(c)		335,939	327,981
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (b)(c)		149,473	149,483
Class E, 0.6828% 10/15/20 (b)(c)		834,661	834,704
Class F, 0.7328% 10/15/20 (b)(c)		500,899	500,925
Class G, 0.7728% 10/15/20 (b)(c)		619,188	619,220
Class H, 0.8628% 10/15/20 (b)(c)		389,758	388,442
Class J, 1.0128% 10/15/20 (b)(c)		225,021	217,336
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	624,475
Series 2007-HQ11 Class A31, 5.439% 2/12/44		104,322	104,216
Series 2012-C4 Class E, 5.7085% 3/15/45 (b)(c)		1,483,000	1,446,265
Series 1997-RR Class F, 7.4209% 4/30/39 (b)(c)		55,798	54,982
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		179,875	180,080
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	207,902
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2004-IQ7 Class E, 5.3136% 6/15/38 (b)(c)		4,419	4,417
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	727,572
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	91,001,231
Series 2011-C1:
Class C, 5.6007% 9/15/47 (b)(c)		970,000	1,072,411
Class D, 5.6007% 9/15/47 (b)(c)		1,760,000	1,828,415
Class E, 5.6007% 9/15/47 (b)(c)		573,100	584,826
Series 2011-C2:
Class D, 5.6463% 6/15/44 (b)(c)		691,000	722,936
Class E, 5.6463% 6/15/44 (b)(c)		600,000	605,736
Class F, 5.6463% 6/15/44 (b)(c)		550,000	525,674
Class XB, 0.6035% 6/15/44 (b)(c)(l)		9,001,008	212,212
Series 2011-C3:
Class C, 5.3505% 7/15/49 (b)(c)		1,000,000	1,063,166
Class D, 5.3505% 7/15/49 (b)(c)		1,130,000	1,170,535
Class E, 5.3505% 7/15/49 (b)(c)		505,000	508,204
Class G, 5.3505% 7/15/49 (b)(c)		924,000	710,885
Series 2012-C4:
Class D, 5.7085% 3/15/45 (b)(c)		330,000	329,702
Class F, 3.07% 3/15/45 (b)		623,000	467,246
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	691,025
Class F, 4.4382% 9/9/32 (b)(c)		651,000	558,079
Series 2015-MS1:
Class C, 4.1637% 5/15/48 (c)		734,000	694,240
Class D, 4.1637% 5/15/48 (b)(c)		437,000	339,413
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	602,590
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8071% 7/15/33 (b)(c)		127,190	139,694
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,001,000	1,953,930
Class F, 5% 2/5/30 (b)		499,000	465,604
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	214,273
Series 2015-HAUL, Class D, 4.851% 9/5/47 (b)(c)		285,000	274,759
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		126,454	127,123
Class D, 6.45% 1/22/26 (b)		740,731	768,946
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,044,096	1,275,102
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	82,140
Class G, 4.456% 9/12/38 (b)	CAD	54,000	41,266
Class H, 4.456% 9/12/38 (b)	CAD	36,000	27,284
Class J, 4.456% 9/12/38 (b)	CAD	36,000	26,800
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,106
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,137
Class M, 4.456% 9/12/38 (b)	CAD	104,391	67,594
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	96,997
Class G, 4.57% 4/12/23	CAD	42,000	32,198
Class H, 4.57% 4/12/23	CAD	42,000	32,066
Class J, 4.57% 4/12/23	CAD	42,000	31,933
Class K, 4.57% 4/12/23	CAD	21,000	15,901
Class L, 4.57% 4/12/23	CAD	63,000	47,507
Class M, 4.57% 4/12/23	CAD	155,242	112,526
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		238,585	71,481
SCG Trust Series 2013-SRP1 Class D, 3.776% 11/15/26 (b)(c)		2,529,000	2,361,590
Starwood Retail Property Trust Series 2014-STAR Class D, 3.6828% 11/15/27 (b)(c)		1,511,000	1,432,843
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5351% 8/15/39 (c)		45,468	45,705
Series 2007-C4 Class F, 5.5351% 8/15/39 (c)		820,000	766,699
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		270,000	270,807
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7187% 5/10/45 (b)(c)		1,197,000	1,197,688
Class F, 5% 5/10/45 (b)(c)		430,700	323,699
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	292,801
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	904,449
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,294,303
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	200,129
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,045,850	8,133,541
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	24,836,981
Series 2007-C31 Class A4, 5.509% 4/15/47		52,563,000	53,389,658
Series 2007-C32 Class A3, 5.8892% 6/15/49 (c)		40,608,000	41,663,747
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (c)		31,014,986	31,643,216
Class A5, 6.1472% 2/15/51 (c)		19,259,000	20,060,198
Series 2004-C11:
Class D, 5.2947% 1/15/41 (c)		360,000	365,404
Class E, 5.3447% 1/15/41 (c)		327,000	331,685
Series 2006-C27 Class A1A, 5.749% 7/15/45 (c)		11,145,667	11,157,252
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(l)		20,614,217	486,840
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	581,852
Class D, 4.9357% 10/15/45 (b)(c)		1,621,000	1,534,935
Series 2013-LC12 Class C, 4.4334% 7/15/46 (c)		760,000	780,010
Series 2015-C31 Class XA, 1.2755% 11/15/48 (c)(l)		38,636,504	2,924,401
Series 2015-NXS4 Class E, 3.7562% 12/15/48 (b)(c)		588,000	395,354
Series 2016-C34 Class XA, 2.3607% 5/15/49 (c)(l)		34,763,987	4,983,720
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	248,437
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	380,689
Class D, 5.7969% 3/15/44 (b)(c)		800,000	822,455
Class E, 5% 3/15/44 (b)		890,000	795,476
Class F, 5% 3/15/44 (b)		693,000	545,955
Series 2011-C4:
Class D, 5.4241% 6/15/44 (b)(c)		408,000	421,663
Class E, 5.4241% 6/15/44 (b)(c)		439,432	443,442
Series 2011-C5:
Class C, 5.8212% 11/15/44 (b)(c)		260,000	280,929
Class D, 5.8212% 11/15/44 (b)(c)		600,000	642,351
Class E, 5.8212% 11/15/44 (b)(c)		1,410,000	1,441,709
Class F, 5.25% 11/15/44 (b)(c)		933,000	782,213
Class G, 5.25% 11/15/44 (b)(c)		329,000	250,843
Class XA, 2.0932% 11/15/44 (b)(c)(l)		4,628,263	320,847
Series 2012-C10:
Class D, 4.602% 12/15/45 (b)(c)		422,000	378,002
Class E, 4.602% 12/15/45 (b)(c)		1,190,000	940,533
Class F, 4.602% 12/15/45 (b)(c)		1,726,000	1,180,297
Series 2012-C6 Class D, 5.7458% 4/15/45 (b)(c)		540,000	543,146
Series 2012-C7:
Class C, 4.992% 6/15/45(c)		1,270,000	1,345,469
Class E, 4.992% 6/15/45 (b)(c)		2,501,000	2,386,183
Class F, 4.5% 6/15/45 (b)		357,000	287,977
Class G, 4.5% 6/15/45 (b)		1,076,000	739,266
Series 2012-C8 Class D, 5.0364% 8/15/45 (b)(c)		650,000	636,343
Series 2013-C11:
Class D, 4.3179% 3/15/45 (b)(c)		870,000	774,614
Class E, 4.3179% 3/15/45 (b)(c)		1,750,000	1,325,974
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	520,143
Series 2013-UBS1 Class D, 4.7832% 3/15/46 (b)(c)		605,000	551,693
Series 2014-C19 Class XA, 1.4312% 3/15/47 (c)(l)		37,134,101	2,332,965
Series 2014-C21 Class XA, 1.3259% 8/15/47 (c)(l)		107,580,288	6,965,189
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1531% 11/15/29 (b)(c)		1,054,900	1,016,258
Class G, 3.4528% 11/15/29 (b)(c)		249,062	229,775
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/35 (b)(c)		609,000	487,531
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,179,153,819)			1,177,358,599

Municipal Securities - 1.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,947,202
7.3% 10/1/39		27,595,000	40,757,539
7.5% 4/1/34		9,105,000	13,645,572
7.55% 4/1/39		18,745,000	28,946,216
7.6% 11/1/40		29,220,000	45,810,532
7.625% 3/1/40		10,110,000	15,519,760
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,418,218
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,013,409
Series 2012 B, 5.432% 1/1/42		3,285,000	2,705,296
6.314% 1/1/44		19,560,000	17,782,974
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		8,770,000	8,952,504
4.95% 6/1/23		24,240,000	25,591,865
5.1% 6/1/33		63,045,000	60,339,109
Series 2010 5, 6.2% 7/1/21		8,160,000	8,851,886
Series 2010-1, 6.63% 2/1/35		11,945,000	13,037,131
Series 2010-3:
5.547% 4/1/19		330,000	351,503
6.725% 4/1/35		17,810,000	19,572,121
7.35% 7/1/35		8,165,000	9,236,085
Series 2011:
5.365% 3/1/17		395,000	405,369
5.665% 3/1/18		21,275,000	22,445,338
5.877% 3/1/19		77,850,000	84,312,329
Series 2013:
2.69% 12/1/17		3,365,000	3,391,045
3.14% 12/1/18		3,490,000	3,516,559
TOTAL MUNICIPAL SECURITIES
(Cost $431,525,184)			446,549,562

Foreign Government and Government Agency Obligations - 1.0%
Argentine Republic:
6.25% 4/22/19 (b)		$3,655,000	$3,817,648
6.875% 4/22/21 (b)		6,070,000	6,358,325
7% 4/17/17		16,315,000	16,754,599
7.5% 4/22/26 (b)		2,165,000	2,272,168
8% 10/8/20		1,310,000	1,428,191
8.75% 5/7/24		775,000	858,264
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	731,652
Belarus Republic 8.95% 1/26/18		4,385,000	4,576,844
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	10,824,450
5.625% 1/7/41		13,610,000	11,670,575
6% 4/7/26		830,000	838,300
7.125% 1/20/37		4,305,000	4,348,050
8.25% 1/20/34		5,790,000	6,426,900
Buenos Aires Province:
9.375% 9/14/18 (b)		1,110,000	1,189,088
10.875% 1/26/21 (Reg. S)		6,110,000	6,843,200
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,801,100
Colombian Republic:
5% 6/15/45		400,000	371,000
5.625% 2/26/44		550,000	544,500
6.125% 1/18/41		5,000	5,250
7.375% 9/18/37		1,145,000	1,362,550
10.375% 1/28/33		2,100,000	3,034,500
Congo Republic 4% 6/30/29 (d)		4,299,548	2,977,867
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	248,400
5.625% 4/30/43 (b)		490,000	384,038
7% 4/4/44 (b)		1,450,000	1,326,750
Croatia Republic:
5.5% 4/4/23 (b)		410,000	430,500
6% 1/26/24 (b)		600,000	647,550
6.375% 3/24/21 (b)		960,000	1,043,712
6.625% 7/14/20 (b)		770,000	838,530
6.75% 11/5/19 (b)		350,000	381,871
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		930,000	933,361
6.25% 7/27/21 (b)		360,000	354,676
Dominican Republic:
1.5% 8/30/24 (c)		4,600,000	4,485,000
6.85% 1/27/45 (b)		1,395,000	1,384,538
6.875% 1/29/26 (b)		1,145,000	1,233,738
7.45% 4/30/44 (b)		2,240,000	2,368,800
7.5% 5/6/21 (b)		1,880,000	2,063,300
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	210,938
7.65% 6/15/35 (Reg. S)		50,000	43,125
Georgia Republic 6.875% 4/12/21 (b)		495,000	544,253
German Federal Republic 0% 4/9/21(Reg. S)	EUR	700,000	792,804
Guatemalan Republic 4.5% 5/3/26 (b)		550,000	544,500
Hungarian Republic:
5.375% 3/25/24		594,000	657,855
5.75% 11/22/23		1,410,000	1,593,046
7.625% 3/29/41		1,100,000	1,544,125
Indonesian Republic:
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,442,628
3.375% 4/15/23 (b)		555,000	546,204
4.75% 1/8/26 (b)		745,000	789,933
4.875% 5/5/21 (b)		490,000	524,409
5.25% 1/17/42 (b)		715,000	728,274
5.375% 10/17/23		400,000	440,673
5.95% 1/8/46 (b)		730,000	818,158
6.625% 2/17/37 (b)		1,450,000	1,712,901
6.75% 1/15/44 (b)		490,000	598,954
7.75% 1/17/38 (b)		2,645,000	3,433,578
8.5% 10/12/35 (Reg. S)		2,385,000	3,304,687
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,485,000	2,620,433
8.25% 4/15/24 (b)		1,000,000	1,062,654
Ivory Coast 5.75% 12/31/32		3,150,000	2,843,033
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	752,359
6.5% 7/21/45 (b)		645,000	695,955
Lebanese Republic:
4% 12/31/17		1,989,000	1,961,751
5.45% 11/28/19		575,000	570,688
Panamanian Republic:
6.7% 1/26/36		320,000	401,600
8.875% 9/30/27		285,000	403,988
9.375% 4/1/29		365,000	536,550
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		765,000	775,557
Peruvian Republic 4% 3/7/27 (d)		1,360,000	1,360,000
Philippine Republic:
7.75% 1/14/31		565,000	869,225
9.5% 2/2/30		745,000	1,262,342
Provincia de Cordoba 12.375% 8/17/17 (b)		1,990,000	2,139,250
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,503,125	1,521,989
Republic of Armenia:
6% 9/30/20 (b)		2,531,000	2,483,797
7.15% 3/26/25 (b)		995,000	969,329
Republic of Iceland 5.875% 5/11/22 (b)		560,000	640,035
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,625,000	3,364,688
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,318,363
Republic of Serbia:
6.75% 11/1/24 (b)		1,965,269	2,024,227
7.25% 9/28/21 (b)		1,450,000	1,651,188
Russian Federation:
4.5% 4/4/22 (b)		200,000	207,846
4.875% 9/16/23 (b)		1,335,000	1,415,100
5% 4/29/20 (b)		625,000	659,325
5.625% 4/4/42 (b)		1,000,000	1,048,000
5.875% 9/16/43 (b)		1,700,000	1,837,873
12.75% 6/24/28 (Reg. S)		6,695,000	11,499,466
South African Republic 5.875% 5/30/22		250,000	268,500
Turkish Republic:
3.25% 3/23/23		245,000	228,857
5.125% 3/25/22		515,000	536,867
5.625% 3/30/21		1,565,000	1,671,577
6.25% 9/26/22		680,000	748,789
6.75% 4/3/18		565,000	604,098
6.75% 5/30/40		975,000	1,115,975
6.875% 3/17/36		1,795,000	2,071,071
7% 3/11/19		685,000	752,815
7% 6/5/20		635,000	711,835
7.25% 3/5/38		1,150,000	1,386,325
7.375% 2/5/25		1,005,000	1,192,935
7.5% 11/7/19		1,765,000	1,994,856
8% 2/14/34		760,000	974,700
11.875% 1/15/30		1,305,000	2,195,663
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	683,400
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	240,715
7.75% 9/1/19 (b)		355,000	342,930
7.75% 9/1/20 (b)		548,000	522,765
7.75% 9/1/21 (b)		444,000	418,559
7.75% 9/1/22 (b)		444,000	415,229
7.75% 9/1/23 (b)		444,000	413,009
7.75% 9/1/24 (b)		321,000	296,989
7.75% 9/1/25 (b)		321,000	296,187
7.75% 9/1/26 (b)		321,000	293,779
7.75% 9/1/27 (b)		421,000	383,194
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	1,380,000	2,016,072
2% 9/7/25(Reg. S)	GBP	1,510,000	2,289,732
3.25% 1/22/44	GBP	1,500,000	2,623,018
4.25% 3/7/36	GBP	400,000	776,986
4.5% 9/7/34	GBP	1,835,000	3,632,437
United Mexican States:
4% 10/2/23		1,400,000	1,459,500
4.6% 1/23/46		695,000	674,150
4.75% 3/8/44		512,000	508,160
5.55% 1/21/45		650,000	723,125
6.05% 1/11/40		670,000	787,250
United Republic of Tanzania 6.8921% 3/9/20 (c)		182,222	185,411
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,323,307
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,212,575
11.95% 8/5/31 (Reg. S)		1,875,000	780,469
12.75% 8/23/22		1,130,000	505,675
Vietnamese Socialist Republic:
1.75% 3/13/28 (c)		195,000	170,138
4% 3/12/28 (d)		5,163,083	5,104,999
4.8% 11/19/24 (b)		1,000,000	1,019,648
6.75% 1/29/20 (b)		885,000	982,044
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $220,120,756)			226,863,756
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	853,300
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Warrior Met Coal LLC Class A (p)		2,289	183,120
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (q)		43	110
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,554,704
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (q)		19,400	262,870
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (q)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			297,470

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP		395	118,500
TOTAL COMMON STOCKS
(Cost $9,140,572)			4,007,204

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	7,865,775
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%		9,000	294,750
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	450,901
			745,651

TOTAL CONVERTIBLE PREFERRED STOCKS			8,611,426

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	391,800
American Homes 4 Rent Series D, 6.50% (q)		24,500	626,220
Annaly Capital Management, Inc. Series C, 7.625%		27,600	698,832
Boston Properties, Inc. 5.25%		17,500	450,800
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	190,607
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	263,100
Corporate Office Properties Trust Series L, 7.375%		12,221	316,646
CYS Investments, Inc. Series B, 7.50%		17,000	403,750
DDR Corp. Series K, 6.25%		17,823	469,101
Digital Realty Trust, Inc. Series E, 7.00%		10,000	258,600
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,033,325
First Potomac Realty Trust 7.75%		1,356	34,442
Hersha Hospitality Trust Series B, 8.00%		13,844	350,392
Hospitality Properties Trust Series D, 7.125%		10,000	262,400
LaSalle Hotel Properties Series H, 7.50%		10,000	253,800
MFA Financial, Inc. Series B, 7.50%		22,500	571,050
PS Business Parks, Inc. Series S, 6.45%		21,000	545,370
Public Storage:
Series R, 6.35%		10,500	269,220
Series S, 5.90%		20,000	522,400
Realty Income Corp. Series F, 6.625%		12,000	315,360
Regency Centers Corp. Series 6, 6.625%		5,510	145,299
Retail Properties America, Inc. 7.00%		24,109	632,861
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	483,644
Stag Industrial, Inc. Series A, 9.00%		20,000	522,000
Sun Communities, Inc. Series A, 7.125%		34,701	907,778
Taubman Centers, Inc. Series J, 6.50%		11,338	295,128
			11,213,925
TOTAL PREFERRED STOCKS
(Cost $15,803,786)			19,825,351
		Principal Amount(a)	Value

Bank Loan Obligations - 5.0%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,479,181	1,395,977
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,600,241	3,363,926
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,052,040
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		908,500	902,822
			6,714,765
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		750,577	750,577
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		1,016,458	1,017,007
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2504% 1/30/20 (c)		1,486,188	1,490,839
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (c)		1,079,059	1,083,375
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		7,148,802	7,037,137
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (c)		3,902,600	3,913,996
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,987,500	2,967,902
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	960,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		16,721,657	16,209,640
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		6,880,469	6,863,268
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,807,979	4,826,009
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		2,289,658	2,266,761
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	350,100
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (c)		739,590	741,669
			48,710,696
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		6,749,732	6,488,180
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,310,784	1,312,422
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)		5,298,554	5,325,047
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,835,215	2,844,429
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		6,974,808	6,667,917
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		19,294,999	18,040,824
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,307,907	2,318,016
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,034,691	1,037,278
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	2,004,380
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,985,000	1,992,444
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,582,694	4,582,694
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	3,031,928
Tranche B 1LN, term loan 3.5% 6/27/20 (c)		7,123,701	7,132,606
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,463,257	4,474,416
5.5% 11/21/19 (c)		1,912,423	1,917,204
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,840,509	4,849,609
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		4,931,302	4,944,666
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		4,479,402	4,427,128
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,377,076	3,381,298
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		994,911	995,468
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		2,997,350	2,982,363
MGM Mirage, Inc. Tranche A, term loan 3.196% 4/25/21 (c)		1,840,000	1,817,000
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		6,139,435	6,113,342
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (c)		2,501,701	2,507,955
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,603,130	1,585,095
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,372,940	3,381,372
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,952,388	13,795,423
Tranche B, term loan 6% 10/18/20 (c)		1,502,421	1,486,465
SMG Tranche B 1LN, term loan 4.508% 2/27/20 (c)		1,553,892	1,526,699
Station Casinos LLC:
Tranche B, term loan 5/25/23 (r)		5,480,000	5,486,850
Tranche B, term loan 4.25% 3/1/20 (c)		3,775,198	3,779,917
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,846,363
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,500,760	1,497,953
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		480,616	470,552
			136,045,303
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,102,833	2,099,321
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,981,982	1,949,161
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0125% 4/10/20 (c)		2,885,666	2,553,814
Media - 0.6%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		3,924,850	3,901,536
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (c)		1,743,712	1,745,455
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,990,000	1,996,746
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,248,725	1,223,363
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	418,500
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (c)		4,208,858	4,202,082
Cengage Learning, Inc. Tranche B, term loan 5/27/23 (r)		5,740,000	5,732,825
Charter Communication Operating LLC:
Tranche H, term loan 8/24/21 (r)		1,000,000	1,000,000
Tranche I, term loan 3.5% 1/24/23 (c)		6,335,000	6,360,530
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,481,952	1,481,715
Tranche F, term loan 3% 1/3/21 (c)		8,208,283	8,206,969
Clear Channel Communications, Inc. Tranche D, term loan 7.2045% 1/30/19 (c)		16,730,000	12,808,990
CSC Holdings LLC:
Tranche B, term loan 2.9545% 4/17/20 (c)		1,295,630	1,304,544
Tranche B, term loan 5% 10/9/22 (c)		6,790,000	6,839,499
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,182,070	3,871,006
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		3,542,500	3,496,022
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,438,474	1,440,272
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,653,383	3,637,418
Tranche 2LN, term loan 7.5% 7/25/22 (c)		1,880,000	1,790,700
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,590,759
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		6,975,000	6,995,925
Numericable LLC:
Tranche B 1LN, term loan 4.5625% 7/20/22 (c)		995,000	993,398
Tranche B 6LN, term loan 4.75% 2/10/23 (c)		10,184,475	10,197,206
Tranche B, term loan 5% 1/15/24 (c)		5,135,000	5,147,838
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,968,254	3,864,087
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (c)		992,500	994,674
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (c)		11,420,127	11,084,718
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		2,557,057	2,555,472
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (c)		920,000	919,236
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (c)		1,013,348	1,013,693
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (c)		2,490,000	2,486,539
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)		1,469,165	1,460,599
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (c)		1,945,681	1,943,249
Tranche B 2LN, term loan 3.6478% 1/15/22 (c)		1,254,447	1,252,879
Tranche B 3LN, term loan 3.6013% 1/15/22 (c)		2,062,872	2,060,294
			126,018,738
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,757,879	2,770,979
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		20,477,942	20,477,942
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		6,085,975	5,781,676
			29,030,597
Specialty Retail - 0.2%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		4,219,675	4,088,865
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,863,830	1,694,930
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,641,602	1,635,955
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)		3,993,068	2,962,617
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (c)		5,132,680	5,116,666
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (c)		10,004,925	10,068,756
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		13,336,219	13,336,219
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)(e)		3,137,000	548,975
			39,452,983
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,421,711	3,424,277
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (c)		1,175,000	1,184,400
			4,608,677

TOTAL CONSUMER DISCRETIONARY			398,951,639

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (c)		5,945,013	5,937,581
Food & Staples Retailing - 0.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.5% 3/21/19 (c)		3,726,360	3,727,217
Tranche B 3LN, term loan 5.125% 8/25/19 (c)		694,097	694,208
Tranche B 4LN, term loan 5.5% 8/25/21 (c)		17,413,442	17,408,043
Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,937,625	4,939,699
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		649,890	626,870
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,791,812	5,762,853
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,407,224	1,393,152
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,083,840
Tranche B 1LN, term loan 4.75% 10/21/21 (c)		3,402,955	3,368,925
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,592,570
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,375,168	3,307,665
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,373,054
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (c)		1,040,526	1,040,089
			48,318,185
Food Products - 0.1%
AdvancePierre Foods, Inc.:
Tranche 2LN, term loan 9.5% 10/10/17 (c)		1,481,000	1,492,108
Tranche B 1LN, term loan 5/26/23 (r)		2,320,000	2,326,960
B&G Foods, Inc. Tranche B, term loan 3.7551% 10/2/22 (c)		2,560,440	2,571,117
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (c)		2,102,752	2,102,752
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,064,650	1,068,195
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	123,750
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		1,496,250	1,496,250
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (c)		2,366,667	2,372,086
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (c)		912,713	916,655
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (c)		480,696	483,787
			14,953,660
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,586,823	2,587,909

TOTAL CONSUMER STAPLES			71,797,335

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		4,038,050	2,624,733
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,075,153	2,621,668
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		2,994,130	2,363,686
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,357,956	430,472
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		4,560,859	2,163,170
			10,203,729
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (c)		964,121	947,249
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,155,369	2,149,981
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (c)		2,340,106	2,322,555
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		1,882,000	1,515,010
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		2,601,977	2,612,541
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		529,283	524,652
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (c)		8,237,818	6,672,632
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		2,797,824	2,718,086
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	939,250
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,807,190	6,602,974
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,096,000	8,459,280
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		452,248	434,158
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,017,450	885,182
Peabody Energy Corp. Tranche B, term loan 9/24/20 (e)(r)		2,582,518	1,020,095
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (c)		1,152,550	1,120,855
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,704,317	1,360,607
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,441,101
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (c)		831,369	818,898
			42,545,106

TOTAL ENERGY			52,748,835

FINANCIALS - 0.3%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		838,917	827,382
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,141,775
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,974,060	1,902,500
			4,871,657
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		3,588,063	3,588,063
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,130,354
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		551,830	518,720
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	2,000,840
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (c)		1,524,208	1,533,734
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		4,957,051	4,955,663
			16,727,374
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		2,481,250	2,459,539
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		3,534,379	3,537,524
Tranche B 2LN, term loan 8.5% 3/3/21 (c)		2,470,000	2,411,955
Tranche B 4LN, term loan 5% 8/4/22 (c)		5,243,571	5,226,110
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (c)		4,370,282	4,338,291
			17,973,419
Real Estate Investment Trusts - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (c)		1,994,975	1,979,394
Real Estate Management & Development - 0.1%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		867,825	869,995
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,882,000
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,203,316	6,182,659
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (c)		5,805,000	5,840,236
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (c)		16,829	16,618
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		8,652,260	8,666,709
			23,735,830
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,434,476	1,412,069

TOTAL FINANCIALS			66,699,743

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (c)		2,672,880	2,652,833
Health Care Equipment & Supplies - 0.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,378,154	1,374,020
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,000,000	1,000,630
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		3,003,862	2,941,292
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,398,750	1,407,198
			6,723,140
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,408,185	2,412,327
Community Health Systems, Inc.:
Tranche F, term loan 3.9241% 12/31/18 (c)		878,235	876,865
Tranche G, term loan 3.75% 12/31/19 (c)		1,965,904	1,926,095
Tranche H, term loan 4% 1/27/21 (c)		10,202,805	10,045,172
Concentra, Inc. Tranche B 1LN, term loan 4.0004% 6/1/22 (c)		992,500	993,741
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,872,414	1,873,462
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3809% 5/1/18 (c)		2,600,658	2,610,411
Tranche B 6LN, term loan 3.7044% 3/18/23 (c)		8,000,000	8,074,480
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		3,418,160	2,828,527
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		4,596,842	4,600,657
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		2,547,588	2,542,824
MPH Acquisition Holdings LLC Tranche B, term loan 5/25/23 (r)		2,500,000	2,517,500
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,987,500	3,002,438
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (c)		1,500,000	1,507,500
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		226,138	226,563
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,985,000
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,425,000	6,368,781
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		4,000,000	4,047,520
			59,439,863
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,046,352	6,927,480
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		2,377,516	2,371,572
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		4,688,250	4,621,255
Grifols, S.A. Tranche B, term loan 3.4545% 2/27/21 (c)		1,475,184	1,478,252
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,046,987	2,993,665
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,829,587
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.71% 10/20/18 (c)		3,663,886	3,611,236
Tranche B, term loan 5% 4/1/22 (c)		11,455,341	11,304,246
Tranche BD 2LN, term loan 4.5% 2/13/19 (c)		5,327,799	5,255,874
Tranche E, term loan 4.75% 8/5/20 (c)		4,828,349	4,751,916
			40,217,603

TOTAL HEALTH CARE			115,960,919

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		505,486	508,964
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	253,022
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		2,002,547	2,000,044
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		4,636,078	4,634,641
Tranche D, term loan 3.75% 6/4/21 (c)		6,027,267	6,022,747
Tranche E, term loan 3.5% 5/14/22 (c)		995,218	990,082
			14,409,500
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,967,115
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (c)		1,000,000	1,007,500
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,960,413	6,832,829
Tranche 2LN, term loan 9.25% 4/1/22 (c)		1,260,000	1,228,500
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		995,000	995,627
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		7,331,925	7,207,282
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		804,306	803,639
			18,075,377
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,539,232
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,482,096	1,483,948
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		5,348,972	5,198,559
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (c)		3,132,179	3,083,254
Tranche DD, term loan 4.0039% 11/8/20 (c)		801,255	788,740
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (c)		2,250,000	2,262,668
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (c)		2,015,000	2,026,747
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,819,440	12,242,565
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		2,750,918	2,503,335
Metal Services LLC Tranche B, term loan 6% 6/30/17 (c)		1,102,896	1,090,489
Prime Security Services Borrower LLC Tranche B, term loan 5.5% 5/2/22 (c)		4,660,000	4,702,732
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	548,800
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,388,029	4,373,768
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (c)		1,500,000	1,507,500
Tranche B 1LN, term loan 4.75% 1/15/21 (c)		550,955	549,577
			45,901,914
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		2,802,488	2,730,100
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (c)		2,234,375	2,245,547
			4,975,647
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,282,884
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		3,948,671	3,947,447
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,423,422	3,402,984
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		546,591	528,313
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/17/19 (c)		997,434	993,075
			10,154,703
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		3,000,000	2,662,500
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		2,978,800	2,558,045
			5,220,545
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,114,375	2,120,190
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		866,250	851,091
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (c)		1,867,456	1,875,636
			5,120,517
Road & Rail - 0.0%
Hertz Corp. Tranche B 2LN, term loan 3% 3/11/18 (c)		1,114,636	1,111,537
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		2,206,780	2,000,446
			3,111,983
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,517,300	4,524,573
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (c)		2,247,467	2,244,657
			6,769,230

TOTAL INDUSTRIALS			115,706,531

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,667,893	1,669,978
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (c)		680,520	683,582
			2,353,560
Electronic Equipment & Components - 0.1%
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (c)		1,857,586	1,803,029
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,994,237	2,933,274
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	485,000
Tranche B 1LN, term loan 5% 10/16/22 (c)		2,415,975	2,397,855
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		11,389,255	11,246,890
			18,866,048
Internet Software & Services - 0.0%
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (c)		4,783,912	4,733,681
EIG Investors Corp. Tranche B 1LN, term loan 2/9/23 (r)		5,960,000	5,557,700
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		939,357	932,312
			11,223,693
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		3,898,837	3,765,614
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)		1,853,127	1,855,184
First Data Corp. Tranche B, term loan 4.1933% 7/10/22 (c)		11,500,000	11,523,920
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	422,300
Tranche B 1LN, term loan 5% 6/17/21 (c)		2,651,494	2,585,207
Global Payments, Inc. Tranche B, term loan 3.943% 4/22/23 (c)		2,410,000	2,427,328
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (c)		752,000	733,200
Tranche B 1LN, term loan 5.5% 5/29/21 (c)		848,088	840,667
			24,153,420
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (c)		7,000,000	7,016,730
Micron Technology, Inc. Tranche B, term loan 6.46% 4/26/22 (c)		1,250,000	1,260,625
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (c)		2,644,706	2,668,508
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		2,138,148	2,144,092
Tranche D, term loan 3.25% 1/11/20 (c)		1,853,241	1,850,349
			14,940,304
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2605% 1/23/21 (c)		434,860	433,955
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		114,733	113,921
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)		12,719,257	12,667,617
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		217,089	192,576
5% 9/10/20 (c)		5,594,897	5,007,433
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)		6,047,036	5,926,096
Informatica Corp. Tranche B, term loan 4.25% 8/6/22 (c)		1,709,492	1,688,483
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		12,271,280	12,516,706
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		3,616,317	3,620,078
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		5,194,017	5,122,599
Tranche 2LN, term loan 8% 4/9/22 (c)		3,653,000	3,333,363
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (c)		2,000,000	1,999,380
Solera LLC Tranche B, term loan 5.75% 3/3/23 (c)		1,750,000	1,759,485
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,975,000	4,970,871
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.007% 7/8/22 (c)		2,472,493	2,480,602
Tranche B 2LN, term loan 4.0194% 7/8/22 (c)		339,893	341,008
			62,174,173
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (c)		9,925,000	9,926,787
Diebold, Inc. term loan 5.25% 5/6/23 (c)		1,330,000	1,331,250
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,549,399	2,557,889
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (c)		2,750,000	2,738,835
			16,554,761

TOTAL INFORMATION TECHNOLOGY			150,265,959

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (c)		1,757,250	1,746,267
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,768,496	2,634,113
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	616,616
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		972,457	957,870
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (c)		5,091,135	5,117,864
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		2,475,000	2,435,821
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (c)		1,132,090	1,128,320
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,597,258	2,589,466
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		4,481,241	4,468,155
Nexeo Solutions LLC Tranche B, term loan 6/10/23 (r)		860,000	860,542
PQ Corp. Tranche B, term loan 5.75% 11/4/22 (c)		1,500,000	1,512,090
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,118,988	2,117,398
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		175,000	166,105
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,073,438	4,088,713
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,374,488	1,346,998
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,607,850	1,612,368
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,017,385	984,828
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		461,190	462,025
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,228,825	1,225,311
			36,070,870
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (c)		2,693,710	2,702,680
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		4,718,811	4,726,692
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,094,193
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,068,317	6,073,353
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (c)		3,552,000	3,561,768
Tranche F, term loan 4% 10/1/22 (c)		4,511,310	4,528,678
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		4,119,321	4,118,456
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		716,374	717,269
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		752,000	721,920
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		3,484,242	3,394,244
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (c)		9,135,595	9,167,753
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,270,500	2,255,356
			43,062,362
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,594,902	1,429,791
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	209,952
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,602,305	1,547,554
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (c)		5,818,003	5,448,734
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (c)		1,519,553	1,514,493
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (c)		772,911	622,193
Tranche B 2LN, term loan 7.5% 4/16/20 (c)		8,782,396	6,015,941
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	667,850
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)		4,707,000	0
			17,456,508

TOTAL MATERIALS			96,589,740

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,754,952	6,747,927
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,462,462	4,297,931
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,762,419
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,748,005
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,020,786
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	160,963
Tranche B 1LN, term loan 4% 4/11/20 (c)		10,342,030	10,308,832
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (c)		2,475,000	2,488,266
Tranche B 2LN, term loan 5.83% 12/31/22 (c)		2,025,000	2,035,854
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		3,724,000	3,378,376
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,803,070	2,661,515
Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		2,789,889	2,649,000
			44,259,874
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		690,951	670,223
Tranche D 2LN, term loan 4.1309% 3/31/19 (c)		4,119,049	3,995,477
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		10,260,000	9,434,891
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		1,311,420	981,925
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		2,992,500	3,010,844
Telenet Financing USD LLC term loan 6/30/24 (r)		3,000,000	3,014,160
			21,107,520

TOTAL TELECOMMUNICATION SERVICES			65,367,394

UTILITIES - 0.2%
Electric Utilities - 0.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		220,212	218,560
6.375% 8/13/19 (c)		3,327,576	3,302,620
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,988,539	2,917,561
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,309,319	2,647,455
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	210,400
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,166,808	6,093,608
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,497,507	3,343,132
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,950,740
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,357,372	4,701,094
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,985,000	1,761,688
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		585,475	575,229
			28,722,087
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (c)		1,812,000	1,467,720
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		350,733	280,587
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (c)		1,801,800	1,697,079
			3,445,386
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)		3,000,000	3,000,000
Calpine Corp.:
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,488,750	1,476,959
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,665,813	3,654,815
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,650,115
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		432,399	432,399
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,840,227	6,549,518
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,810,694	2,318,823
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5% 6/26/22 (c)		2,832,644	2,535,216
			24,617,845

TOTAL UTILITIES			56,785,318

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,208,940,740)			1,190,873,413

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.5625% 12/14/19(c)		803,814	787,737
Goldman Sachs 1.56% 12/14/19 (c)		688,889	675,111
Mizuho 1.5625% 12/14/19 (c)		323,008	316,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,690,943)			1,779,396

Bank Notes - 0.6%
Bank of America NA 5.3% 3/15/17		3,467,000	3,573,094
Capital One NA 1.65% 2/5/18		18,801,000	18,758,228
Discover Bank:
(Delaware) 3.2% 8/9/21		$23,245,000	$23,453,601
3.1% 6/4/20		22,584,000	22,974,477
8.7% 11/18/19		2,958,000	3,448,531
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,964,244
KeyBank NA 6.95% 2/1/28		1,977,000	2,514,185
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	14,970,023
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,400,927
Regions Bank 7.5% 5/15/18		24,647,000	26,890,838
Wachovia Bank NA 6% 11/15/17		2,243,000	2,388,656
TOTAL BANK NOTES
(Cost $138,995,132)			142,336,804

Preferred Securities - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$3,325,000	$3,349,673
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		2,887,000	2,680,155
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,205,332
FINANCIALS - 0.9%
Banks - 0.8%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(f)	EUR	890,000	947,095
BAC Capital Trust XIV 4% (c)(f)		1,245,000	945,318
Banco Do Brasil SA 9% (b)(c)(f)		2,215,000	1,701,164
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,439,448
6.25% (c)(f)		5,325,000	5,531,054
6.5% (c)(f)		3,000,000	3,185,779
Barclays Bank PLC 7.625% 11/21/22		36,575,000	39,995,831
Barclays PLC:
6.5% (c)(f)	EUR	700,000	745,191
6.625% (c)(f)		19,750,000	18,792,957
8.25% (c)(f)		5,470,000	5,668,383
BNP Paribas SA:
6.125% (c)(f)	EUR	2,045,000	2,270,873
7.375% (b)(c)(f)		3,830,000	3,900,353
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,231,973
5.95% (c)(f)		2,285,000	2,270,697
5.95%(c)(f)		9,945,000	9,848,023
6.125% (c)(f)		6,140,000	6,272,498
6.3% (c)(f)		7,100,000	7,111,788
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	17,375,459
6.625% (Reg. S) (c)(f)		5,790,000	5,515,565
7.875% (b)(c)(f)		975,000	970,105
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,780,802
Intesa Sanpaolo SpA 7% (Reg. S) (c)(f)	EUR	2,180,000	2,408,909
JPMorgan Chase & Co.:
5.3% (c)(f)		3,245,000	3,283,825
6% (c)(f)		10,420,000	10,963,247
6.1% (c)(f)		2,440,000	2,565,457
6.75% (c)(f)		5,650,000	6,398,276
Lloyds Banking Group PLC 7.5% (c)(f)		1,365,000	1,386,773
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		2,285,000	2,214,370
8% (c)(f)		2,410,000	2,403,844
Societe Generale 8% (b)(c)(f)		2,705,000	2,736,143
Wells Fargo & Co. 5.875% (c)(f)		960,000	1,053,018
			183,914,218
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (c)(f)		3,250,000	3,179,518
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(f)		6,100,000	5,660,104
Diversified Financial Services - 0.1%
Credit Agricole SA 8.125% (b)(c)(f)		5,955,000	6,268,859
Magnesita Finance Ltd.:
8.625% (b)(f)		650,000	493,029
8.625% (Reg. S) (f)		200,000	151,701
			6,913,589

TOTAL FINANCIALS			199,667,429

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,385,000	2,703,647
7.5% (Reg. S) (f)		100,000	36,610
			2,740,257
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,925,000	1,033,451
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 6.5% (Reg. S) (c)(f)	EUR	400,000	492,611
TOTAL PREFERRED SECURITIES
(Cost $217,705,868)			212,168,908
		Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.40% (s)
(Cost $1,000,202,230)		1,000,202,230	1,000,202,230

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.375%	7/20/16	$8,350,000	$74,929
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.125%	8/17/16	8,400,000	151,469
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.25%	7/20/16	8,400,000	92,409
Option on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.00%	7/20/16	8,250,000	138,300
Option on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.125%	7/20/16	8,300,000	112,756

TOTAL PUT OPTIONS			569,863

TOTAL PURCHASED SWAPTIONS
(Cost $818,042)			569,863
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $24,171,059,776)			24,388,425,462
NET OTHER ASSETS (LIABILITIES) - (2.6)%			(623,579,557)
NET ASSETS - 100%			$23,764,845,905

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 6/1/46	$(75,300,000)	$(77,087,133)
3.5% 6/1/46	(26,900,000)	(28,148,477)

TOTAL FANNIE MAE		(105,235,610)

Ginnie Mae
3% 6/1/46	(2,900,000)	(3,000,129)
3% 6/1/46	(2,900,000)	(3,000,129)
3% 6/1/46	(300,000)	(310,358)
3% 6/1/46	(1,000,000)	(1,034,527)
3.5% 6/1/46	(1,500,000)	(1,583,160)
3.5% 6/1/46	(7,500,000)	(7,915,797)
3.5% 6/1/46	(7,500,000)	(7,915,797)

TOTAL GINNIE MAE		(24,759,897)

TOTAL TBA SALE COMMITMENTS
(Proceeds $130,047,994)		$(129,995,507)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	June 2016	3,361,503	$98,217
28 Eurex Euro-Bobl Index Contracts (Germany)	June 2016	4,093,039	1,624
29 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	June 2016	5,431,156	136,373
58 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2016	6,410,142	36,338
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	June 2016	4,118,752	25,126
TOTAL BOND INDEX CONTRACTS			297,678
Treasury Contracts
49 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	6,354,688	14,961
85 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	18,522,031	6,241
162 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	19,458,984	23,178
16 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	2,256,250	6,841
16 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	2,613,000	3,716
2 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	350,250	2,837
TOTAL TREASURY CONTRACTS			57,774

TOTAL PURCHASED			355,452

Sold
Bond Index Contracts
93 Eurex Euro-Bund Index Contracts (Germany)	June 2016	16,967,034	(18,917)
33 ICE Long Gilt Contracts (United Kingdom)	Sept. 2016	5,866,904	(10,776)
133 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2016	21,678,642	(26,112)
TOTAL BOND INDEX CONTRACTS			(55,805)
Treasury Contracts
385 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	49,929,688	(14,830)
184 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	40,094,750	(14,734)
42 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	6,859,125	(9,934)
TOTAL TREASURY CONTRACTS			(39,498)

TOTAL SOLD			(95,303)

TOTAL FUTURES CONTRACTS			$260,149

The face value of futures purchased as a percentage of Net Assets is 0.3%

The face value of futures sold as a percentage of Net Assets is 0.6%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
6/1/16	EUR	Citibank, N.A.	Buy	1,537,095	$1,708,112	$2,137
6/2/16	EUR	JPMorgan Chase Bank, N.A.	Sell	1,705,000	1,897,801	733
6/2/16	JPY	JPMorgan Chase Bank, N.A.	Buy	673,000,000	6,052,104	25,469
7/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	673,000,000	6,059,236	(26,004)
8/19/16	AUD	Barclays Bank PLC	Sell	137,000	98,405	(334)
8/19/16	CAD	Citibank, N.A.	Buy	152,000	118,203	(2,284)
8/19/16	CAD	Citibank, N.A.	Sell	225,000	173,699	2,109
8/19/16	EUR	BNP Paribas	Sell	96,765,000	110,532,724	2,572,399
8/19/16	EUR	Citibank, N.A.	Sell	1,416,000	1,594,975	15,150
8/19/16	EUR	Citibank, N.A.	Sell	1,538,000	1,713,735	(2,206)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	89,000	102,055	(2,758)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	540,000	603,802	(1,326)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	1,439,000	1,606,033	(547)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	392,000	440,110	2,757
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	529,000	604,356	14,152
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	1,106,000	1,256,780	22,820
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	1,620,000	1,838,868	31,441
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	1,786,000	2,005,237	12,604
8/19/16	GBP	BNP Paribas	Sell	40,570,000	58,693,593	(97,854)
8/19/16	GBP	Citibank, N.A.	Buy	268,000	387,503	866
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	167,000	242,919	913
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	285,000	412,805	(198)
TOTAL FOREIGN CURR- ENCY CONTR- ACTS						$2,570,039

*Amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 8,400,000	$(43,521)	$0	$(43,521)
BBVA, SA		Jun. 2021	Credit Suisse International	(1)%	EUR 3,250,000	254,540	(293,992)	(39,452)
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1)%	EUR 2,600,000	(56,999)	25,903	(31,096)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1)%	EUR 2,600,000	(52,118)	(9,039)	(61,157)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1)%	EUR 1,400,000	(8,488)	1,551	(6,937)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1)%	EUR 3,500,000	(65,671)	6,596	(59,075)
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1)%	EUR 1,450,000	54,411	(67,865)	(13,454)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1)%	EUR 1,550,000	142,431	(162,430)	(19,999)
TOTAL BUY PROTECTION						224,585	(499,276)	(274,691)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index		Jun. 2021	ICE	1%	EUR 8,400,000	52,840	0	52,840
Deutsche Bank AG	BB+	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 1,400,000	(2,920)	25,959	23,039
TOTAL SELL PROTECTION						49,920	25,959	75,879

TOTAL CREDIT DEFAULT SWAPS						$274,505	$(473,317)	$(198,812)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2021	$22,050,000	3-month LIBOR	2%	$(99,406)	$0	$(99,406)
LCH	Jun. 2026	16,900,000	3-month LIBOR	2.25%	(204,234)	0	(204,234)
LCH	Jun. 2046	7,530,000	3-month LIBOR	2.5%	(52,841)	0	(52,841)
TOTAL INTEREST RATE SWAPS					$(356,481)	$0	$(356,481)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,634,812,214 or 11.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,316,182.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $861,885.

 (i) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $71,946.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $513,055.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $183,120 or 0.0% of net assets.

 (q) Non-income producing

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	2/20/15	$3,177,225

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,153,004
Total	$2,153,004

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$853,300	$853,300	$--	$--
Energy	7,865,775	7,865,775	--	--
Financials	12,142,696	11,959,576	--	183,120
Health Care	110	110	--	--
Materials	2,554,704	2,554,704	--	--
Telecommunication Services	297,470	262,870	--	34,600
Utilities	118,500	--	--	118,500
Corporate Bonds	10,393,216,897	--	10,393,216,897	--
U.S. Government and Government Agency Obligations	4,821,889,559	--	4,821,889,559	--
U.S. Government Agency - Mortgage Securities	4,045,127,396	--	4,045,127,396	--
Asset-Backed Securities	170,923,541	--	166,334,331	4,589,210
Collateralized Mortgage Obligations	534,732,983	--	534,732,983	--
Commercial Mortgage Securities	1,177,358,599	--	1,173,544,638	3,813,961
Municipal Securities	446,549,562	--	446,549,562	--
Foreign Government and Government Agency Obligations	226,863,756	--	225,503,756	1,360,000
Bank Loan Obligations	1,190,873,413	--	1,183,588,360	7,285,053
Sovereign Loan Participations	1,779,396	--	--	1,779,396
Bank Notes	142,336,804	--	142,336,804	--
Preferred Securities	212,168,908	--	212,168,908	--
Money Market Funds	1,000,202,230	1,000,202,230	--	--
Purchased Swaptions	569,863	--	569,863	--
Total Investments in Securities:	$24,388,425,462	$1,023,698,565	$23,345,563,057	$19,163,840
Derivative Instruments:
Assets
Foreign Currency Contracts	$2,703,550	$--	$2,703,550	$--
Futures Contracts	355,452	355,452	--	--
Swaps	504,222	--	504,222	--
Total Assets	$3,563,224	$355,452	$3,207,772	$--
Liabilities
Foreign Currency Contracts	$(133,511)	$--	$(133,511)	$--
Futures Contracts	(95,303)	(95,303)	--	--
Swaps	(586,198)	--	(586,198)	--
Total Liabilities	$(815,012)	$(95,303)	$(719,709)	$--
Total Derivative Instruments:	$2,748,212	$260,149	$2,488,063	$--
Other Financial Instruments:
TBA Sale Commitments	$(129,995,507)	$--	$(129,995,507)	$--
Total Other Financial Instruments:	$(129,995,507)	$--	$(129,995,507)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $24,136,544,059. Net unrealized appreciation aggregated $251,881,403, of which $582,062,996 related to appreciated investment securities and $330,181,593 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016